UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811- 21411

Eaton Vance Senior Floating-Rate Trust

(Exact Name of registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2006

Date of Reporting Period

Item 1. Reports to Stockholders

[[Insert Shareholder Report(s) Here]]

Semiannual Report April 30, 2006

EATON VANCE
SENIOR
FLOATING-RATE
TRUST

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

INVESTMENT UPDATE

The Trust

Performance for the Past Six Months

•                     Based on its April 2006 monthly dividend of $0.127 and a closing share price of $17.65, Eaton Vance Senior Floating-Rate Trust, a closed-end fund traded on the New York Stock Exchange (The “Trust”) had a market yield of 8.63%.(1)

•                     Based on share price (traded on the New York Stock Exchange), the Trust had a total return of 6.79% for the six months ended April 30, 2006. That return was the result of an increase in share price from $17.21 on October 31, 2005 to $17.65 on April 30, 2006 and the reinvestment of $0.720 in regular monthly dividends.

•                     Based on net asset value, the Trust had a total return of 4.80% for the six months ended April 30, 2006. That return was the result of an increase in net asset value per share from $18.74 on October 31, 2005 to $18.86 on April 30, 2006, and the reinvestment of all distributions.

•                     For performance comparison, the S&P/LSTA Leveraged Loan Index, had a return of 3.38% for the six months ended April 30, 2006.(2) The Lipper Loan Participation Funds Classification — the Fund’s peer group — had an average total return of 3.61% for the same period.(2)

The Trust’s Investments

•                     The Trust’s loan investments represented 429 borrowers and 38 industries as of April 30, 2006. The Trust’s average loan size was 0.20% of total assets, and no industry constituted more than 7.0% of the Trust’s total assets. Building and development (which includes companies that manage/own apartments, shopping malls and commercial office buildings, among others), health care, chemicals and plastics, leisure goods/activities/movies and automotive were the Trust’s largest industry weightings.

•                     The loan market was characterized by higher interest rates, narrowing credit spreads and a soaring volume of new issues. The London Inter-Bank Offered Rate (LIBOR) — the benchmark over which loan interest rates are typically set — rose in lockstep with the Federal Reserve’s Federal Funds rate, which benefited the Trust’s investors. However, although the average credit spread over LIBOR continued to decline due to strong investor demand, there were signs late in the period that the recent spread compression may have run its course. Investors were becoming resistant to new loans with lower spreads, with some loans being repriced in certain instances.

•                     The Trust also had a 9.5% position in high-yield bonds, which was additive to performance. The highyield bond segment remained focused on B-rated bonds and on shorter maturities, which provided more flexibility in times of increasing market volatility.

•                     The Trust’s share price traded at a discount versus its NAV, as have many fixed-income, closed-end funds that employ leverage. However, most of these funds buy fixed-rate investments and often use shorter and/or floating-rate borrowings, which, in a rising interest rate environment, can limit share price appreciation and impair a closed-end fund’s ability to earn and pay dividends. For this reason, closed-end bond funds may trade flat-to-lower in a rising-rate climate, such as the one we have recently experienced. In contrast, the Trust invests primarily in floating-rate instruments, which help limit declines in NAV and may add income in a rising-rate environment. While it is difficult to attribute the Trust’s market share discount to NAV to one factor, we believe a likely cause was a market perception that rising rates impair the net asset values of fixed-rate, closed-end bond funds. If this were the cause, we believe that the market failed to distinguish the floating-rate nature of most of the Trust’s assets. Although there is no certainty that the Trust will continue to do so, the Trust raised its dividend during the six-month period.

•                     At April 30, 2006, the Trust had leverage in the amount of approximately 39% of the Trust’s total assets. The Trust employs leverage though the issuance of Auction Preferred Shares (“APS”).(3) Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of the Trust’s APS rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of the Trust’s APS may be offset by increased/decreased income from the Trust’s senior loan investments.

(1)          The Trust’s market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result.

(2)          It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)          Performance results reflect the effect of leverage resulting from the Trust’s Auction Preferred Shares. In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PERFORMANCE

Performance(1)

Average Annual Total Return (by share price, NYSE)
One Year	-0.70%
Life of Fund (11/28/03)	3.14

Average Annual Total Return (at net asset value)
One Year	8.14%
Life of Fund (11/28/03)	5.99

(1)          Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Diversification by Industries(2)

By total investments

Building & Development	6.9%	Conglomerates	2.2
Health Care	6.8	Aerospace & Defense	2.1
Chemicals & Plastics	6.0	Food/Drug Retailers	1.5
Leisure Goods/Activities/Movies	5.5	Ecological Services & Equip.	1.5
Automotive	5.2	Nonferrous Metals/Minerals	1.4
Business Equip. & Services	4.4	Equipment Leasing	1.3
Telecommunications	4.3	Beverage & Tobacco	1.2
Publishing	4.3	Industrial Equipment	1.0
Cable & Satellite Television	4.2	Home Furnishings	1.0
Radio & Television	4.1	Drugs	0.7
Containers & Glass Products	3.9	Insurance	0.6
Retailers (Except Food & Drug)	3.5	Clothing/Textiles	0.4
Lodging & Casinos	3.4	Cosmetics/Toiletries	0.4
Financial Intermediaries	3.0	Air Transport	0.3
Forest Products	2.7	Surface Transport	0.3
Oil & Gas	2.6	Rail Industries	0.3
Utilities	2.5	Farming/Agriculture	0.2
Electronics/Electrical	2.3	Steel	0.2
Food Products	2.2	Broker, Dealers and Inv. Houses	0.1
Food Service	2.2

(2)             Reflects the Trust’s investments as of April 30, 2006. Industries are shown as a percentage of the Trust’s total loan and corporate bond and note investments. Portfolio information may not be representative of current or future investments and are subject to change due to active management.

Trust Allocations(3)

(3)             Trust Allocations are shown as a percentage of the Trust’s total investments as of April 30, 2006. Trust statistics may not be representative of the Trust’s current or furture investments and are subject to change due to active management.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. 3 Trust Allocations are shown as a percentage of the Trust’s total investments as of April 30, 2006.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 139.3%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 3.2%
Alliant Techsystems, Inc.
$580,500	Term Loan, 5.81%, Maturing March 31, 2009	$582,556
Awas Capital Inc.
2,575,000	Term Loan, 11.00%, Maturing March 22, 2013	2,620,062
Delta Air Lines, Inc.
2,075,000	Term Loan, 13.51%, Maturing March 16, 2008	2,140,275
DRS Technologies, Inc.
1,025,000	Term Loan, 6.45%, Maturing January 31, 2013	1,035,410
Hexcel Corp.
1,735,778	Term Loan, 6.73%, Maturing March 1, 2012	1,754,581
IAP Worldwide Services, Inc.
972,563	Term Loan, 8.00%, Maturing December 30, 2012	985,935
K&F Industries, Inc.
1,588,662	Term Loan, 7.17%, Maturing November 18, 2012	1,611,251
Mid-Western Aircraft Systems, Inc.
1,915,525	Term Loan, 7.32%, Maturing December 31, 2011	1,948,748
Standard Aero Holdings, Inc.
1,435,821	Term Loan, 7.08%, Maturing August 24, 2012	1,435,821
Transdigm, Inc.
1,964,925	Term Loan, 7.15%, Maturing July 22, 2010	1,993,477
Vought Aircraft Industries, Inc.
2,159,294	Term Loan, 7.50%, Maturing December 22, 2011	2,181,900
Wam Aquisition, S.A.
695,118	Term Loan, 7.73%, Maturing April 8, 2013	704,762
695,118	Term Loan, 8.23%, Maturing April 8, 2014	708,076
Wyle Laboratories, Inc.
277,200	Term Loan, 7.44%, Maturing January 28, 2011	281,704
		$19,984,558
Air Transport — 0.3%
United Airlines, Inc.
$1,400,000	Term Loan, 8.63%, Maturing February 1, 2012	$1,422,400
200,000	Term Loan, 8.75%, Maturing February 1, 2012	203,200
		$1,625,600
Automotive — 7.5%
Accuride Corp.
$2,755,442	Term Loan, 7.19%, Maturing January 31, 2012	$2,793,329
AE Europe Group, LLC
892,738	Term Loan, 8.25%, Maturing October 11, 2011	902,223
Affina Group, Inc.
1,440,285	Term Loan, 8.13%, Maturing November 30, 2011	1,429,934

Principal Amount	Borrower/Tranche Description	Value
Automotive (continued)
Axletech International Holding, Inc.
$1,750,000	Term Loan, 11.52%, Maturing April 21, 2013	$1,766,042
Collins & Aikman Products Co.
695,155	Term Loan, 11.25%, Maturing August 31, 2011	681,873
CSA Acquisition Corp.
607,097	Term Loan, 7.50%, Maturing December 23, 2011	610,512
976,632	Term Loan, 7.50%, Maturing December 23, 2011	982,125
498,750	Term Loan, 7.50%, Maturing December 23, 2012	502,179
Dana Corp.
1,050,000	DIP Loan, 7.22%, Maturing April 13, 2008	1,059,516
Dayco Products, LLC
2,839,083	Term Loan, 7.97%, Maturing June 23, 2011	2,878,120
Dura Operating Corp.
1,100,000	Term Loan, 8.61%, Maturing May 3, 2011	1,112,834
Exide Technologies, Inc.
600,067	Term Loan, 11.25%, Maturing May 5, 2010	608,569
607,421	Term Loan, 11.25%, Maturing May 5, 2010	616,026
Federal-Mogul Corp.
7,434,538	Revolving Loan, 6.51%, Maturing December 9, 2006(2)	7,278,413
2,559,019	Term Loan, 7.25%, Maturing December 9, 2006	2,518,502
Goodyear Tire & Rubber Co.
880,000	Term Loan, 4.73%, Maturing April 30, 2010	888,958
2,950,000	Term Loan, 7.95%, Maturing April 30, 2010	2,995,173
1,000,000	Term Loan, 8.70%, Maturing March 1, 2011	1,016,042
HLI Operating Co., Inc.
1,819,590	Term Loan, 8.36%, Maturing June 3, 2009	1,832,261
Key Automotive Group
1,341,590	Term Loan, 7.82%, Maturing June 29, 2010	1,355,006
Keystone Automotive Operations, Inc.
1,620,938	Term Loan, 7.46%, Maturing October 30, 2010	1,627,016
R.J. Tower Corp.
1,725,000	DIP Revolving Loan, 8.25%, Maturing February 2, 2007	1,758,884
Tenneco Automotive, Inc.
1,994,254	Term Loan, 6.77%, Maturing December 12, 2009	2,025,165
1,656,896	Term Loan, 6.83%, Maturing December 12, 2010	1,682,578
TI Automotive, Ltd.
1,197,280	Term Loan, 7.94%, Maturing June 30, 2011	1,179,321
TRW Automotive, Inc.
4,540,394	Term Loan, 6.25%, Maturing June 30, 2012	4,558,051
Visteon Corp.
500,000	Term Loan, 9.18%, Maturing June 20, 2007	506,937
		$47,165,589

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Beverage and Tobacco — 2.0%
Alliance One International, Inc.
$772,200	Term Loan, 8.48%, Maturing May 13, 2010	$780,887
Constellation Brands, Inc.
4,516,628	Term Loan, 6.36%, Maturing November 30, 2011	4,555,304
Culligan International Co.
1,163,250	Term Loan, 7.40%, Maturing September 30, 2011	1,181,426
National Dairy Holdings, L.P.
792,000	Term Loan, 7.00%, Maturing March 15, 2012	796,455
National Distribution Co.
785,000	Term Loan, 11.50%, Maturing June 22, 2010	786,962
Southern Wine & Spirits of America, Inc.
3,761,430	Term Loan, 6.48%, Maturing June 1, 2012	3,800,808
Sunny Delight Beverages Co.
395,294	Term Loan, 9.22%, Maturing August 20, 2010	393,812
		$12,295,654
Building and Development — 10.3%
AP-Newkirk Holdings, LLC
$1,845,277	Term Loan, 7.43%, Maturing December 21, 2007	$1,859,982
Biomed Realty, L.P.
3,055,000	Term Loan, 7.08%, Maturing May 31, 2010	3,062,637
Capital Automotive (REIT)
1,324,935	Term Loan, 6.58%, Maturing December 16, 2010	1,337,356
DMB / CH II, LLC
312,500	Term Loan, 7.33%, Maturing September 9, 2009	313,281
Epco / Fantome, LLC
1,525,000	Term Loan, 8.00%, Maturing November 23, 2010	1,528,812
Formica Corp.
1,025,000	Term Loan, 7.96%, Maturing March 15, 2013	1,034,290
FT-FIN Acquisition, LLC
1,229,345	Term Loan, 9.19%, Maturing November 17, 2007	1,232,418
Gables GP, Inc.
850,026	Term Loan, 6.59%, Maturing September 30, 2006	854,124
General Growth Properties, Inc.
2,000,000	Term Loan, 6.20%, Maturing February 24, 2011	1,997,500
Hovstone Holdings, LLC
1,230,000	Term Loan, 7.23%, Maturing February 28, 2009	1,233,075
Kyle Acquisition Group, LLC
730,712	Term Loan, 7.00%, Maturing July 20, 2010	738,019
Landsource Communities, LLC
6,011,000	Term Loan, 7.38%, Maturing March 31, 2010	6,044,812
LNR Property Corp.
1,027,850	Term Loan, 7.69%, Maturing February 3, 2008	1,035,987
2,561,789	Term Loan, 7.83%, Maturing February 3, 2008	2,585,606

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
LNR Property Holdings
$848,232	Term Loan, 9.33%, Maturing March 3, 2008	$858,835
MAAX Corp.
711,678	Term Loan, 7.95%, Maturing June 4, 2011	708,120
Mattamy Funding Partnership
500,000	Term Loan, 9.00%, Maturing April 11, 2013	500,000
Mueller Group, Inc.
3,532,250	Term Loan, 7.26%, Maturing October 3, 2012	3,584,287
NCI Building Systems, Inc.
739,200	Term Loan, 6.71%, Maturing June 18, 2010	744,051
Newkirk Master, L.P.
3,913,971	Term Loan, 6.58%, Maturing August 11, 2008	3,945,161
Nortek, Inc.
2,753,050	Term Loan, 6.70%, Maturing August 27, 2011	2,778,431
Panolam Industries Holdings, Inc.
646,750	Term Loan, 7.73%, Maturing September 30, 2012	656,451
Ply Gem Industries, Inc.
104,688	Term Loan, 7.21%, Maturing August 15, 2011	105,734
1,570,313	Term Loan, 7.21%, Maturing August 15, 2011	1,586,016
South Edge, LLC
787,500	Term Loan, 7.06%, Maturing October 31, 2009	794,062
St. Mary's Cement, Inc.
5,855,176	Term Loan, 6.98%, Maturing December 4, 2010	5,946,663
Stile Acquisition Corp.
2,137,823	Term Loan, 7.11%, Maturing April 6, 2013	2,125,797
Stile U.S. Acquisition Corp.
2,141,465	Term Loan, 7.11%, Maturing April 6, 2013	2,129,419
Sugarloaf Mills, L.P.
1,500,000	Term Loan, 5.75%, Maturing April 7, 2007	1,507,500
TE / Tousa Senior, LLC
1,575,000	Term Loan, 7.75%, Maturing July 29, 2008	1,592,719
The Woodlands Community Property Co.
1,017,834	Term Loan, 7.24%, Maturing November 30, 2007	1,025,468
1,294,269	Term Loan, 9.24%, Maturing November 30, 2007	1,313,683
Tousa / Kolter, LLC
2,070,000	Term Loan, 6.27%, Maturing January 7, 2008(2)	2,080,350
TRU 2005 RE Holding Co.
4,100,000	Term Loan, 7.83%, Maturing December 9, 2008	4,107,048
Trustreet Properties, Inc.
1,465,000	Term Loan, 6.83%, Maturing April 8, 2010	1,480,566
United Subcontractors, Inc.
825,000	Term Loan, 11.95%, Maturing June 27, 2013	827,062
		$65,255,322

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services — 6.6%
Acco Brands Corp.
$1,530,875	Term Loan, 6.67%, Maturing August 17, 2012	$1,545,227
Affinion Group, Inc.
2,193,023	Term Loan, 7.50%, Maturing October 17, 2012	2,202,618
Allied Security Holdings, LLC
1,612,125	Term Loan, 8.86%, Maturing June 30, 2010	1,624,216
Baker & Taylor, Inc.
2,200,000	Term Loan, 11.84%, Maturing May 6, 2011	2,222,000
Buhrmann US, Inc.
3,123,380	Term Loan, 6.56%, Maturing December 31, 2010	3,162,422
DynCorp International, LLC
1,217,700	Term Loan, 7.63%, Maturing February 11, 2011	1,234,443
Gate Gourmet Borrower, LLC
183,333	Term Loan, 7.00%, Maturing March 9, 2012	185,854
1,466,667	Term Loan, 7.64%, Maturing March 9, 2012	1,486,833
Global Imaging Systems, Inc.
482,666	Term Loan, 6.38%, Maturing May 10, 2010	486,135
Info USA, Inc.
623,438	Term Loan, 6.75%, Maturing February 14, 2012	627,334
Iron Mountain, Inc.
2,298,053	Term Loan, 6.56%, Maturing April 2, 2011	2,320,555
Language Line, Inc.
2,426,663	Term Loan, 9.35%, Maturing June 11, 2011	2,439,556
Mitchell International, Inc.
713,000	Term Loan, 6.98%, Maturing August 15, 2011	721,467
N.E.W. Holdings I, LLC
843,024	Term Loan, 7.89%, Maturing July 1, 2011	853,562
Protection One, Inc.
918,938	Term Loan, 7.36%, Maturing April 18, 2011	926,692
RGIS Holdings, LLC
1,147,125	Term Loan, 7.48%, Maturing February 15, 2013	1,151,427
Serena Software, Inc.
600,000	Term Loan, 7.41%, Maturing March 10, 2013	608,312
SGS International, Inc.
698,250	Term Loan, 7.29%, Maturing December 30, 2011	706,978
Sungard Data Systems, Inc.
13,001,750	Term Loan, 7.22%, Maturing February 11, 2013	13,167,756
Transaction Network Services, Inc.
783,819	Term Loan, 6.64%, Maturing May 4, 2012	787,738
US Investigations Services, Inc.
1,185,154	Term Loan, 7.43%, Maturing October 14, 2012	1,203,672
543,989	Term Loan, 7.43%, Maturing October 14, 2013	552,149
Western Inventory Services
525,000	Term Loan, 11.75%, Maturing October 14, 2011	528,937

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services (continued)
Williams Scotsman, Inc.
$750,000	Term Loan, 7.13%, Maturing June 28, 2010	$757,031
		$41,502,914
Cable and Satellite Television — 6.1%
Adelphia Communications Corp.
$3,376,220	DIP Loan, 6.94%, Maturing August 7, 2006	$3,393,101
Atlantic Broadband Finance, LLC
4,294,434	Term Loan, 7.62%, Maturing September 1, 2011	4,366,903
Bragg Communications, Inc.
1,034,250	Term Loan, 6.81%, Maturing August 31, 2011	1,049,117
Bresnan Broadband Holdings, LL
1,200,000	Term Loan, 9.42%, Maturing March 29, 2014	1,233,000
Canadian Cable Acquisition Co., Inc.
1,477,500	Term Loan, 7.96%, Maturing July 30, 2011	1,496,892
Cebridge Connections, Inc.
1,479,800	Term Loan, 8.00%, Maturing February 23, 2009	1,487,199
1,568,000	Term Loan, 10.95%, Maturing February 23, 2010	1,630,720
CSC Holdings, Inc.
3,000,000	Term Loan, 6.66%, Maturing March 29, 2013	3,016,560
Insight Midwest Holdings, LLC
7,072,139	Term Loan, 7.00%, Maturing December 31, 2009	7,162,549
Liberty Cablevision of Puerto Rico, Ltd.
400,000	Term Loan, 7.09%, Maturing March 1, 2013	403,750
MCC Iowa, LLC
5,895,450	Term Loan, 6.79%, Maturing February 3, 2014	5,935,521
Mediacom Illinois, LLC
2,784,750	Term Loan, 7.01%, Maturing March 31, 2013	2,804,330
UGS Corp.
2,297,293	Term Loan, 7.00%, Maturing March 31, 2012	2,327,922
UPC Broadband Holdings B.V.
2,390,000	Term Loan, 7.33%, Maturing September 30, 2012	2,405,435
		$38,712,999
Chemicals and Plastics — 8.5%
Basell Af S.A.R.L.
$312,500	Term Loan, 7.31%, Maturing August 1, 2013	$317,969
62,500	Term Loan, 7.31%, Maturing August 1, 2013	63,594
312,500	Term Loan, 8.00%, Maturing August 1, 2014	317,969
62,500	Term Loan, 8.00%, Maturing August 1, 2014	63,594
Brenntag Holding GmbH and Co. KG
373,091	Term Loan, 7.44%, Maturing December 23, 2013	379,154
1,526,909	Term Loan, 7.44%, Maturing December 23, 2013	1,552,103
1,000,000	Term Loan, 11.43%, Maturing December 23, 2015	1,030,000

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Celanese Holdings, LLC
$4,442,952	Term Loan, 6.98%, Maturing April 6, 2011	$4,514,594
Gentek, Inc.
554,161	Term Loan, 7.06%, Maturing February 25, 2011	558,231
800,000	Term Loan, 9.32%, Maturing February 25, 2012	807,125
Hercules, Inc.
867,300	Term Loan, 6.53%, Maturing October 8, 2010	876,380
Hexion Specialty Chemicals, Inc.
170,000	Term Loan, 4.73%, Maturing May 31, 2012	170,496
640,300	Term Loan, 7.50%, Maturing May 31, 2012	642,168
969,970	Term Loan, 7.50%, Maturing May 31, 2012	972,800
Huntsman, LLC
5,638,682	Term Loan, 6.68%, Maturing August 16, 2012	5,677,448
Ineos Group
1,625,000	Term Loan, 7.34%, Maturing December 14, 2013	1,649,885
1,625,000	Term Loan, 7.84%, Maturing December 14, 2014	1,649,885
Innophos, Inc.
853,172	Term Loan, 7.23%, Maturing August 13, 2010	865,614
Invista B.V.
2,644,833	Term Loan, 6.75%, Maturing April 29, 2011	2,672,384
1,344,453	Term Loan, 6.75%, Maturing April 29, 2011	1,358,458
ISP Chemo, Inc.
2,200,000	Term Loan, 6.50%, Maturing February 16, 2013	2,220,282
Kraton Polymer, LLC
3,274,909	Term Loan, 7.49%, Maturing December 23, 2010	3,283,096
Mosaic Co.
1,425,600	Term Loan, 6.19%, Maturing February 21, 2012	1,440,034
Nalco Co.
6,533,675	Term Loan, 6.57%, Maturing November 4, 2010	6,616,254
PQ Corp.
1,264,111	Term Loan, 7.00%, Maturing February 11, 2012	1,283,335
Professional Paint, Inc.
869,559	Term Loan, 7.76%, Maturing September 30, 2011	877,168
Propex Fabrics, Inc.
955,769	Term Loan, 7.00%, Maturing July 31, 2012	962,937
Rockwood Specialties Group, Inc.
4,405,500	Term Loan, 7.13%, Maturing December 10, 2012	4,466,763
Solo Cup Co.
2,656,577	Term Loan, 7.53%, Maturing February 27, 2011	2,687,295
550,000	Term Loan, 11.25%, Maturing March 31, 2012	562,719
Solutia, Inc.
750,000	DIP Loan, 8.33%, Maturing March 31, 2007	757,031
Wellman, Inc.
2,250,000	Term Loan, 8.68%, Maturing February 10, 2009	2,283,750
		$53,580,515

Principal Amount	Borrower/Tranche Description	Value
Clothing / Textiles — 0.2%
St. John Knits International, Inc.
$697,240	Term Loan, 7.25%, Maturing March 23, 2012	$705,956
The William Carter Co.
776,910	Term Loan, 6.70%, Maturing July 14, 2012	785,003
		$1,490,959
Conglomerates — 3.3%
Amsted Industries, Inc.
$1,750,000	Term Loan, 7.00%, Maturing October 15, 2010	$1,775,156
Blount, Inc.
345,619	Term Loan, 6.66%, Maturing August 9, 2010	349,075
Euramax International, Inc.
608,052	Term Loan, 7.69%, Maturing June 28, 2012	616,792
501,316	Term Loan, 12.00%, Maturing June 28, 2013	501,316
248,684	Term Loan, 12.00%, Maturing June 28, 2013	248,684
Goodman Global Holdings, Inc.
1,069,007	Term Loan, 6.63%, Maturing December 23, 2011	1,079,029
Jarden Corp.
1,511,163	Term Loan, 6.74%, Maturing January 24, 2012	1,522,119
2,681,899	Term Loan, 6.99%, Maturing January 24, 2012	2,711,352
Johnson Diversey, Inc.
3,792,693	Term Loan, 7.21%, Maturing December 16, 2011	3,852,743
Polymer Group, Inc.
2,568,563	Term Loan, 7.21%, Maturing November 22, 2012	2,611,373
PP Acquisition Corp.
2,484,409	Term Loan, 7.98%, Maturing November 12, 2011	2,515,464
Rexnord Corp.
3,175,851	Term Loan, 7.11%, Maturing December 31, 2011	3,214,889
		$20,997,992
Containers and Glass Products — 6.1%
Berry Plastics Corp.
$2,114,738	Term Loan, 6.84%, Maturing December 2, 2011	$2,136,767
BWAY Corp.
510,593	Term Loan, 6.81%, Maturing June 30, 2011	517,933
Consolidated Container Holding, LLC
1,179,000	Term Loan, 8.37%, Maturing December 15, 2008	1,185,632
Crown Americas, Inc.
625,000	Term Loan, 6.44%, Maturing November 15, 2012	628,711
Dr. Pepper / Seven Up Bottling Group, Inc.
5,926,371	Term Loan, 6.93%, Maturing December 19, 2010	5,976,745
Graham Packaging Holdings Co.
4,345,001	Term Loan, 7.11%, Maturing October 7, 2011	4,399,765
375,000	Term Loan, 7.38%, Maturing October 7, 2011	379,727
1,428,571	Term Loan, 9.25%, Maturing April 7, 2012	1,465,179

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Containers and Glass Products (continued)
Graphic Packaging International, Inc.
$5,427,325	Term Loan, 7.44%, Maturing August 8, 2010	$5,516,490
IPG (US), Inc.
2,152,225	Term Loan, 7.16%, Maturing July 28, 2011	2,183,611
JSG Acquisitions
1,845,000	Term Loan, 7.40%, Maturing December 31, 2013	1,874,981
1,845,000	Term Loan, 7.90%, Maturing December 13, 2014	1,874,981
Owens-Illinois, Inc.
1,216,832	Term Loan, 6.61%, Maturing April 1, 2007	1,219,874
788,429	Term Loan, 6.71%, Maturing April 1, 2008	791,385
1,178,229	Term Loan, 6.78%, Maturing April 1, 2008	1,182,647
Smurfit-Stone Container Corp.
589,195	Term Loan, 4.73%, Maturing November 1, 2010	597,775
671,625	Term Loan, 7.13%, Maturing November 1, 2011	681,280
1,477,977	Term Loan, 7.13%, Maturing November 1, 2011	1,499,223
4,217,410	Term Loan, 7.19%, Maturing November 1, 2011	4,278,035
		$38,390,741
Cosmetics / Toiletries — 0.6%
American Safety Razor Co.
$895,574	Term Loan, 7.56%, Maturing February 28, 2012	$904,529
Prestige Brands, Inc.
1,764,000	Term Loan, 7.23%, Maturing April 6, 2011	1,787,888
Revlon Consumer Products Corp.
945,000	Term Loan, 10.85%, Maturing July 9, 2010	970,988
		$3,663,405
Drugs — 1.1%
Patheon, Inc.
$1,825,000	Term Loan, 6.91%, Maturing December 14, 2011	$1,838,688
Warner Chilcott Corp.
8,833	Term Loan, 7.19%, Maturing June 30, 2006	8,909
44,164	Term Loan, 7.40%, Maturing January 12, 2012	44,544
3,104,839	Term Loan, 7.39%, Maturing January 18, 2012	3,130,342
577,972	Term Loan, 7.61%, Maturing January 18, 2012	582,720
1,251,098	Term Loan, 7.61%, Maturing January 18, 2012	1,261,375
		$6,866,578
Ecological Services and Equipment — 2.3%
Alderwoods Group, Inc.
$212,883	Term Loan, 6.85%, Maturing September 29, 2009	$214,812
Allied Waste Industries, Inc.
1,310,943	Term Loan, 4.88%, Maturing January 15, 2012	1,316,976
3,376,347	Term Loan, 6.76%, Maturing January 15, 2012	3,393,229

Principal Amount	Borrower/Tranche Description	Value
Ecological Services and Equipment (continued)
Envirocare of Utah, LLC
$1,383,295	Term Loan, 7.85%, Maturing April 15, 2010	$1,400,874
500,000	Term Loan, 10.60%, Maturing April 15, 2012	510,625
Environmental Systems, Inc.
1,107,393	Term Loan, 8.48%, Maturing December 12, 2008	1,114,314
2,500,000	Term Loan, 14.95%, Maturing December 12, 2010	2,562,500
IESI Corp.
970,588	Term Loan, 6.76%, Maturing January 20, 2012	983,024
Sensus Metering Systems, Inc.
315,326	Term Loan, 7.35%, Maturing December 17, 2010	318,874
2,373,913	Term Loan, 7.43%, Maturing December 17, 2010	2,400,620
		$14,215,848
Electronics / Electrical — 3.6%
AMI Semiconductor, Inc.
$2,071,347	Term Loan, 6.50%, Maturing April 1, 2012	$2,086,018
Aspect Software, Inc.
1,150,000	Term Loan, 7.44%, Maturing September 22, 2010	1,166,531
Communications & Power, Inc.
1,022,222	Term Loan, 8.08%, Maturing July 23, 2010	1,032,444
Enersys Capital, Inc.
1,080,750	Term Loan, 6.82%, Maturing March 17, 2011	1,094,259
Fairchild Semiconductor Corp.
1,949,060	Term Loan, 6.63%, Maturing December 31, 2010	1,963,678
FCI International S.A.S.
208,464	Term Loan, 7.73%, Maturing November 1, 2013	211,330
216,536	Term Loan, 7.73%, Maturing November 1, 2013	218,431
216,536	Term Loan, 8.23%, Maturing November 1, 2013	219,513
208,464	Term Loan, 8.23%, Maturing November 1, 2013	211,330
Infor Global Solutions
119,008	Term Loan, 7.80%, Maturing April 18, 2011	119,207
535,537	Term Loan, 7.80%, Maturing April 18, 2011	536,430
245,455	Term Loan, 7.80%, Maturing April 18, 2011	245,864
50,478	Term Loan, 12.05%, Maturing April 18, 2012	50,951
234,783	Term Loan, 12.05%, Maturing April 18, 2012	236,250
389,739	Term Loan, 12.05%, Maturing April 18, 2012	392,175
Invensys International Holdings Limited
1,056,858	Term Loan, 8.50%, Maturing September 4, 2009	1,070,069
Network Solutions, LLC
962,588	Term Loan, 9.96%, Maturing January 9, 2012	967,400
Open Solutions, Inc.
1,050,000	Term Loan, 11.33%, Maturing March 3, 2012	1,077,563
Rayovac Corp.
3,453,516	Term Loan, 7.41%, Maturing February 7, 2012	3,479,417

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Electronics / Electrical (continued)
Security Co., Inc.
$982,516	Term Loan, 8.25%, Maturing June 30, 2010	$991,113
1,000,000	Term Loan, 12.63%, Maturing June 30, 2011	1,013,750
SSA Global Technologies, Inc.
496,250	Term Loan, 6.97%, Maturing September 22, 2011	501,213
Telcordia Technologies, Inc.
2,706,431	Term Loan, 7.31%, Maturing September 15, 2012	2,709,251
Vertafore, Inc.
850,000	Term Loan, 10.87%, Maturing January 31, 2013	862,219
Viasystems, Inc.
490,656	Term Loan, 11.00%, Maturing September 30, 2009	495,256
		$22,951,662
Equipment Leasing — 2.0%
Ashtead Group, PLC
$990,000	Term Loan, 6.50%, Maturing November 12, 2009	$1,001,447
Maxim Crane Works, L.P.
1,173,840	Term Loan, 6.94%, Maturing January 28, 2010	1,190,714
The Hertz Corp.
468,800	Term Loan, 0.00%, Maturing December 21, 2012(2)	473,728
400,000	Term Loan, 4.93%, Maturing December 21, 2012	404,558
2,724,372	Term Loan, 7.10%, Maturing December 21, 2012	2,755,413
United Rentals, Inc.
1,121,250	Term Loan, 6.83%, Maturing February 14, 2011	1,135,032
5,494,125	Term Loan, 7.00%, Maturing February 14, 2011	5,561,659
		$12,522,551
Farming / Agriculture — 0.3%
Central Garden & Pet Co.
$2,075,000	Term Loan, 6.52%, Maturing February 28, 2014	$2,088,834
		$2,088,834
Financial Intermediaries — 3.2%
AIMCO Properties, L.P.
$3,300,000	Term Loan, 6.36%, Maturing November 2, 2009	$3,320,625
Ameritrade Holding Corp.
4,225,000	Term Loan, 6.49%, Maturing December 31, 2012	4,246,653
Coinstar, Inc.
527,373	Term Loan, 7.03%, Maturing July 7, 2011	535,284
Extensity S.A.R.L.- GEAC U.S.
825,000	Term Loan, 7.56%, Maturing March 14, 2011	828,609
Fidelity National Information Solutions, Inc.
6,418,367	Term Loan, 6.60%, Maturing March 9, 2013	6,467,587

Principal Amount	Borrower/Tranche Description	Value
Financial Intermediaries (continued)
LPL Holdings, Inc.
$3,615,938	Term Loan, 8.20%, Maturing June 30, 2013	$3,655,489
The Macerich Partnership, L.P.
1,210,000	Term Loan, 6.38%, Maturing April 25, 2010	1,217,563
		$20,271,810
Food Products — 3.0%
Acosta, Inc.
$1,022,438	Term Loan, 7.13%, Maturing December 6, 2012	$1,034,899
Advantage Sales & Marketing, Inc.
850,000	Term Loan, 6.90%, Maturing March 29, 2013	857,438
BF Bolthouse HoldCo, LLC
1,150,000	Term Loan, 10.37%, Maturing December 16, 2013	1,182,583
Chiquita Brands, LLC
1,181,075	Term Loan, 7.00%, Maturing June 28, 2012	1,193,870
Del Monte Corp.
871,200	Term Loan, 6.50%, Maturing February 8, 2012	875,665
Doane Pet Care Co.
547,250	Term Loan, 7.17%, Maturing October 21, 2012	554,775
Dole Food Company, Inc.
162,791	Term Loan, 6.67%, Maturing April 12, 2013	163,028
1,220,930	Term Loan, 6.72%, Maturing April 12, 2013	1,222,710
366,279	Term Loan, 6.81%, Maturing April 12, 2013	366,813
Herbalife International, Inc.
223,365	Term Loan, 6.75%, Maturing December 21, 2010	225,459
Michael Foods, Inc.
3,566,107	Term Loan, 6.70%, Maturing November 21, 2010	3,612,170
Pinnacle Foods Holdings Corp.
5,794,958	Term Loan, 8.24%, Maturing November 25, 2010	5,893,473
Reddy Ice Group, Inc.
1,970,000	Term Loan, 6.79%, Maturing August 9, 2012	1,989,700
		$19,172,583
Food Service — 3.4%
AFC Enterprises, Inc.
$605,870	Term Loan, 7.25%, Maturing May 11, 2011	$611,171
Buffets, Inc.
418,182	Term Loan, 4.98%, Maturing June 28, 2009	421,318
1,831,245	Term Loan, 8.20%, Maturing June 28, 2009	1,844,980
Burger King Corp.
2,431,784	Term Loan, 6.50%, Maturing June 30, 2012	2,443,727
Carrols Corp.
2,287,608	Term Loan, 7.38%, Maturing December 31, 2010	2,323,709

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Food Service (continued)
CKE Restaurants, Inc.
$342,600	Term Loan, 6.94%, Maturing May 1, 2010	$346,454
Denny's, Inc.
957,886	Term Loan, 8.18%, Maturing September 30, 2009	975,647
Domino's, Inc.
6,877,436	Term Loan, 6.49%, Maturing June 25, 2010	6,944,780
Dunkin' Brands, Inc.
1,450,000	Term Loan, 7.33%, Maturing March 1, 2013	1,453,263
Jack in the Box, Inc.
2,932,499	Term Loan, 6.52%, Maturing January 8, 2011	2,964,880
Sagittarius Restaurants, LLC
400,000	Term Loan, 7.07%, Maturing March 29, 2013	405,500
Weight Watchers International, Inc.
911,125	Term Loan, 6.58%, Maturing March 31, 2010	912,453
		$21,647,882
Food / Drug Retailers — 2.2%
Cumberland Farms, Inc.
$838,229	Term Loan, 7.11%, Maturing September 8, 2008	$842,420
General Nutrition Centers, Inc.
1,008,028	Term Loan, 7.90%, Maturing December 7, 2009	1,024,094
1,000,000	Revolving Loan, 0.00%, Maturing December 15, 2009(2)	985,000
Giant Eagle, Inc.
1,845,375	Term Loan, 6.42%, Maturing November 7, 2012	1,857,196
Roundy's Supermarkets, Inc.
3,416,438	Term Loan, 7.79%, Maturing November 3, 2011	3,465,549
The Jean Coutu Group (PJC), Inc.
5,011,628	Term Loan, 7.62%, Maturing July 30, 2011	5,063,137
The Pantry, Inc.
798,000	Term Loan, 6.75%, Maturing January 2, 2012	806,729
		$14,044,125
Forest Products — 3.4%
Appleton Papers, Inc.
$1,807,817	Term Loan, 7.00%, Maturing June 11, 2010	$1,834,934
Boise Cascade Holdings, LLC
2,557,695	Term Loan, 6.75%, Maturing October 29, 2011	2,593,298
Buckeye Technologies, Inc.
3,103,238	Term Loan, 6.88%, Maturing March 15, 2008	3,112,936
Georgia-Pacific Corp.
8,827,875	Term Loan, 6.88%, Maturing December 20, 2012	8,887,189
2,675,000	Term Loan, 7.94%, Maturing December 23, 2013	2,736,217
RLC Industries Co.
1,105,071	Term Loan, 6.48%, Maturing February 24, 2010	1,111,287

Principal Amount	Borrower/Tranche Description	Value
Forest Products (continued)
Xerium Technologies, Inc.
$1,370,736	Term Loan, 7.23%, Maturing November 19, 2011	$1,372,449
		$21,648,310
Healthcare — 9.8%
Accellent, Inc.
$349,125	Term Loan, 6.80%, Maturing November 22, 2012	$351,743
Alliance Imaging, Inc.
1,119,752	Term Loan, 7.56%, Maturing December 29, 2011	1,125,876
Ameripath, Inc.
870,000	Term Loan, 6.83%, Maturing October 31, 2012	880,060
AMN Healthcare, Inc.
525,000	Term Loan, 6.73%, Maturing November 2, 2011	531,399
AMR HoldCo, Inc.
1,255,811	Term Loan, 6.84%, Maturing February 10, 2012	1,272,686
Angiotech Pharmaceuticals, Inc.
525,000	Term Loan, 6.45%, Maturing March 23, 2013	527,051
Caremore Holdings, Inc.
900,000	Term Loan, 8.23%, Maturing February 28, 2013	907,032
Carl Zeiss Topco GMBH
368,333	Term Loan, 7.86%, Maturing February 28, 2013	372,431
736,667	Term Loan, 8.36%, Maturing February 28, 2014	747,625
375,000	Term Loan, 10.61%, Maturing August 31, 2014	382,734
Community Health Systems, Inc.
7,132,848	Term Loan, 6.56%, Maturing August 19, 2011	7,209,377
Concentra Operating Corpratio
2,243,436	Term Loan, 6.69%, Maturing September 30, 2011	2,270,077
Conmed Corp.
1,100,000	Term Loan, 6.68%, Maturing April 13, 2013	1,112,719
CRC Health Corp.
500,000	Term Loan, 7.23%, Maturing February 6, 2013	506,250
Davita Inc.
7,104,630	Term Loan, 6.95%, Maturing October 5, 2012	7,190,475
DJ Orthopedics, LLC
350,000	Term Loan, 6.56%, Maturing April 7, 2013	350,000
Encore Medical IHC, Inc.
1,426,745	Term Loan, 7.65%, Maturing October 4, 2010	1,442,796
FGX International, Inc.
600,000	Term Loan, 8.93%, Maturing December 12, 2012	598,500
FHC Health Systems, Inc.
928,571	Term Loan, 10.82%, Maturing December 18, 2009	947,143
650,000	Term Loan, 12.82%, Maturing December 18, 2009	663,000
500,000	Term Loan, 13.82%, Maturing February 7, 2011	508,750
Fresenius Medical Care Holdings
3,775,000	Term Loan, 6.38%, Maturing March 31, 2013	3,782,863

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Gentiva Health Services, Inc.
$820,541	Term Loan, 7.27%, Maturing February 28, 2014	$830,627
Healthcare Partners, LLC
876,679	Term Loan, 6.89%, Maturing March 2, 2011	885,994
HealthSouth Corp.
2,125,000	Term Loan, 8.15%, Maturing March 10, 2013	2,150,993
Kinetic Concepts, Inc.
1,731,561	Term Loan, 6.73%, Maturing August 11, 2010	1,753,566
Leiner Health Products, Inc.
977,588	Term Loan, 8.61%, Maturing May 27, 2011	991,640
Lifecare Holdings, Inc.
870,625	Term Loan, 7.07%, Maturing August 11, 2012	828,363
Lifepoint Hospitals, Inc.
3,937,182	Term Loan, 6.19%, Maturing April 15, 2012	3,962,884
Magellan Health Services, Inc.
1,111,111	Term Loan, 4.71%, Maturing August 15, 2008	1,125,000
1,250,000	Term Loan, 7.16%, Maturing August 15, 2008	1,265,625
Matria Healthcare, Inc.
96,154	Term Loan, 7.02%, Maturing January 19, 2007	96,394
500,000	Term Loan, 11.52%, Maturing January 19, 2007	509,063
203,337	Term Loan, 7.15%, Maturing January 19, 2012	204,989
Multiplan Merger Corp.
525,000	Term Loan, 6.86%, Maturing April 12, 2013	531,563
National Mentor, Inc.
1,245,946	Term Loan, 7.35%, Maturing September 30, 2011	1,252,175
National Rental Institutes, Inc.
875,000	Term Loan, 9.00%, Maturing March 31, 2013	885,118
PER-SE Technologies, Inc.
885,057	Term Loan, 7.23%, Maturing January 6, 2013	897,227
Quintiles Transnational Corp.
1,700,000	Term Loan, 8.82%, Maturing March 31, 2014	1,732,140
Renal Advantage, Inc.
348,250	Term Loan, 7.42%, Maturing October 5, 2012	352,494
Select Medical Holding Corp.
2,176,781	Term Loan, 6.52%, Maturing February 24, 2012	2,161,060
Sunrise Medical Holdings, Inc.
968,577	Term Loan, 8.06%, Maturing May 13, 2010	970,999
Talecris Biotherapeutics, Inc.
999,900	Term Loan, 8.02%, Maturing March 31, 2010	1,004,900
Vanguard Health Holding Co., LLC
2,209,648	Term Loan, 6.95%, Maturing September 23, 2011	2,240,375
VWR International, Inc.
1,780,079	Term Loan, 7.34%, Maturing April 7, 2011	1,807,338
		$62,121,114

Principal Amount	Borrower/Tranche Description	Value
Home Furnishings — 1.5%
Knoll, Inc.
$1,653,750	Term Loan, 6.73%, Maturing October 3, 2012	$1,678,556
National Bedding Co., LLC
550,000	Term Loan, 9.91%, Maturing August 31, 2012	560,656
Sealy Mattress Co.
2,504,867	Term Loan, 6.62%, Maturing April 6, 2012	2,537,353
Simmons Co.
4,827,805	Term Loan, 7.35%, Maturing December 19, 2011	4,910,785
		$9,687,350
Industrial Equipment — 1.3%
Aearo Technologies, Inc.
$400,000	Term Loan, 11.45%, Maturing September 24, 2013	$408,875
Alliance Laundry Holdings, LLC
911,550	Term Loan, 7.09%, Maturing January 27, 2012	923,514
Douglas Dynamics Holdings, Inc.
987,517	Term Loan, 6.73%, Maturing December 16, 2010	999,861
Flowserve Corp.
2,034,058	Term Loan, 6.66%, Maturing August 10, 2012	2,063,615
Gleason Corp.
383,139	Term Loan, 7.47%, Maturing July 27, 2011	387,928
1,243,750	Term Loan, 10.50%, Maturing January 31, 2012	1,265,516
John Maneely Co.
500,000	Term Loan, 8.09%, Maturing March 24, 2013	508,438
Nacco Materials Handling Group, Inc.
625,000	Term Loan, 0.00%, Maturing March 22, 2013(2)	631,250
Terex Corp.
794,355	Term Loan, 7.26%, Maturing June 30, 2009	805,277
		$7,994,274
Insurance — 1.0%
ARG Holding, Inc.
$1,250,000	Term Loan, 12.13%, Maturing November 30, 2012	$1,270,313
CCC Information Services Group
700,000	Term Loan, 7.58%, Maturing February 10, 2013	710,063
Conseco, Inc.
3,210,181	Term Loan, 6.65%, Maturing June 22, 2010	3,239,609
U.S.I. Holdings Corp.
1,178,286	Term Loan, 7.38%, Maturing March 24, 2011	1,191,542
		$6,411,527
Leisure Goods / Activities / Movies — 8.2%
24 Hour Fitness Worldwide, Inc.
$1,675,000	Term Loan, 7.85%, Maturing June 8, 2012	$1,698,730

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Alliance Atlantis Communications, Inc.
$618,750	Term Loan, 6.48%, Maturing December 20, 2011	$624,035
AMC Entertainment, Inc.
1,870,313	Term Loan, 7.11%, Maturing January 26, 2013	1,891,354
AMF Bowling Worldwide, Inc.
1,757,963	Term Loan, 7.85%, Maturing August 27, 2009	1,774,994
Cinemark, Inc.
1,960,000	Term Loan, 6.28%, Maturing March 31, 2011	1,986,215
Deluxe Entertainment Services
925,000	Term Loan, 8.73%, Maturing January 28, 2011	958,531
Easton-Bell Sports, Inc.
550,000	Term Loan, 6.80%, Maturing March 16, 2013	556,646
Fender Musical Instruments Co.
705,000	Term Loan, 9.62%, Maturing March 30, 2012	719,100
HEI Acquisition, LLC
575,000	Term Loan, 7.55%, Maturing December 31, 2011	582,906
Mega Blocks, Inc.
1,637,625	Term Loan, 6.91%, Maturing July 26, 2012	1,652,978
Metro-Goldwyn-Mayer Holdings, Inc.
9,065,000	Term Loan, 7.23%, Maturing April 8, 2012	9,175,484
Regal Cinemas Corp.
7,429,132	Term Loan, 6.48%, Maturing November 10, 2010	7,486,247
Six Flags Theme Parks, Inc.
7,783,978	Term Loan, 7.15%, Maturing June 30, 2009	7,849,309
Southwest Sports Group, LLC
1,875,000	Term Loan, 7.44%, Maturing December 22, 2010	1,898,438
Universal City Development Partners, Ltd.
1,822,800	Term Loan, 6.94%, Maturing June 9, 2011	1,845,964
WMG Acquisition Corp.
875,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	854,656
9,898,761	Term Loan, 6.81%, Maturing February 28, 2011	10,011,666
Yankees Holdings & YankeeNets, LLC
400,714	Term Loan, 7.32%, Maturing June 25, 2007	402,718
		$51,969,971
Lodging and Casinos — 4.6%
Alliance Gaming Corp.
$4,921,789	Term Loan, 8.18%, Maturing September 4, 2009	$4,974,083
Ameristar Casinos, Inc.
1,097,250	Term Loan, 6.50%, Maturing November 10, 2012	1,107,537
CCM Merger, Inc.
2,470,099	Term Loan, 6.92%, Maturing July 13, 2012	2,490,168
Columbia Entertainment
302,054	Term Loan, 7.48%, Maturing October 24, 2011	304,697
Globalcash Access, LLC
751,780	Term Loan, 6.75%, Maturing March 10, 2010	761,412

Principal Amount	Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Green Valley Ranch Gaming, LLC
$1,234,376	Term Loan, 6.98%, Maturing December 17, 2011	$1,248,263
Isle of Capri Casinos, Inc.
2,246,562	Term Loan, 6.76%, Maturing February 4, 2011	2,277,734
Penn National Gaming, Inc.
6,537,150	Term Loan, 6.66%, Maturing October 3, 2012	6,630,102
Pinnacle Entertainment, Inc.
700,000	Term Loan, 0.00%, Maturing December 14, 2011(2)	701,313
625,000	Term Loan, 6.93%, Maturing December 14, 2011	630,664
Resorts International Holdings, LLC
1,067,070	Term Loan, 8.98%, Maturing April 26, 2012	1,080,542
1,070,744	Term Loan, 15.98%, Maturing April 26, 2013	1,087,810
Venetian Casino Resort, LLC
3,433,304	Term Loan, 6.73%, Maturing June 15, 2011	3,473,807
707,898	Term Loan, 6.73%, Maturing June 15, 2011	716,249
Wynn Las Vegas, LLC
1,225,000	Term Loan, 7.09%, Maturing December 14, 2011	1,239,419
		$28,723,800
Nonferrous Metals / Minerals — 2.2%
Almatis Holdings 5 BV
$325,000	Term Loan, 7.40%, Maturing December 21, 2013	$329,684
325,000	Term Loan, 7.90%, Maturing December 21, 2014	331,134
Alpha Natural Resources
872,812	Term Loan, 6.32%, Maturing October 26, 2012	879,904
Carmeuse Lime, Inc.
593,492	Term Loan, 6.94%, Maturing May 2, 2011	596,459
Foundation Coal Corp.
1,265,160	Term Loan, 6.62%, Maturing July 30, 2011	1,286,193
ICG, LLC
171,684	Term Loan, 7.71%, Maturing November 5, 2010	171,631
International Mill Service, Inc.
2,000,000	Term Loan, 10.98%, Maturing October 26, 2011	2,015,000
Magnequench International, Inc.
1,899,625	Term Loan, 8.50%, Maturing August 31, 2009	1,904,374
Magnum Coal Co.
1,863,636	Term Loan, 8.45%, Maturing March 15, 2013	1,886,932
186,364	Term Loan, 8.50%, Maturing March 15, 2013	188,693
Murray Energy Corp.
920,700	Term Loan, 8.00%, Maturing January 28, 2010	934,511
Novelis, Inc.
1,283,298	Term Loan, 6.44%, Maturing January 6, 2012	1,298,537
2,229,405	Term Loan, 6.44%, Maturing January 6, 2012	2,255,879
		$14,078,931

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Oil and Gas — 3.8%
Coffeyville Resources, LLC
$850,000	Term Loan, 11.75%, Maturing June 24, 2013	$877,094
Dresser Rand Group, Inc.
1,452,063	Term Loan, 6.92%, Maturing October 29, 2011	1,477,021
Dresser, Inc.
372,544	Term Loan, 7.50%, Maturing March 31, 2007	378,908
El Paso Corp.
1,973,625	Term Loan, 4.73%, Maturing November 23, 2009	1,996,651
2,881,493	Term Loan, 7.75%, Maturing November 23, 2009	2,917,511
Epco Holdings, Inc.
1,885,950	Term Loan, 7.09%, Maturing August 18, 2010	1,912,323
Key Energy Services, Inc.
1,192,013	Term Loan, 8.01%, Maturing June 30, 2012	1,208,900
LB Pacific, L.P.
1,507,287	Term Loan, 7.72%, Maturing March 3, 2012	1,529,897
Lyondell-Citgo Refining, L.P.
2,640,475	Term Loan, 6.98%, Maturing May 21, 2007	2,660,278
Petroleum Geo-Services ASA
2,369,063	Term Loan, 7.48%, Maturing December 16, 2012	2,396,456
Targa Resources, Inc.
1,685,000	Term Loan, 6.83%, Maturing October 31, 2007	1,689,915
1,365,968	Term Loan, 7.23%, Maturing October 31, 2012	1,383,754
2,262,662	Term Loan, 7.26%, Maturing October 31, 2012	2,292,124
Universal Compression, Inc.
1,024,654	Term Loan, 6.48%, Maturing February 15, 2012	1,035,541
		$23,756,373
Paper — 0.4%
NewPage Corp.
$2,268,586	Term Loan, 7.96%, Maturing May 2, 2011	$2,277,094
		$2,277,094
Publishing — 6.3%
American Media Operations, Inc.
$4,275,000	Term Loan, 8.12%, Maturing January 31, 2013	$4,330,041
Caribe Information Investments
800,000	Term Loan, 7.40%, Maturing March 31, 2013	809,000
CBD Media, LLC
2,054,970	Term Loan, 7.41%, Maturing December 31, 2009	2,088,363
Dex Media East, LLC
5,370,090	Term Loan, 6.34%, Maturing May 8, 2009	5,399,292
Dex Media West, LLC
3,996,431	Term Loan, 6.40%, Maturing March 9, 2010	4,020,578

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
Hanley-Wood, LLC
$55,629	Term Loan, 0.00%, Maturing August 1, 2012(2)	$55,873
469,371	Term Loan, 7.04%, Maturing August 1, 2012	471,424
Herald Media, Inc.
279,852	Term Loan, 7.67%, Maturing July 22, 2011	281,076
625,000	Term Loan, 10.67%, Maturing January 22, 2012	632,813
Liberty Group Operating, Inc.
1,324,678	Term Loan, 7.25%, Maturing February 28, 2012	1,337,346
Merrill Communications, LLC
1,313,687	Term Loan, 7.00%, Maturing May 5, 2011	1,327,850
Nebraska Book Co., Inc.
1,430,800	Term Loan, 7.61%, Maturing March 4, 2011	1,442,425
R.H. Donnelley Corp.
111,437	Term Loan, 6.29%, Maturing December 31, 2009	111,937
5,281,142	Term Loan, 6.44%, Maturing June 30, 2011	5,309,328
Source Media, Inc.
1,884,436	Term Loan, 7.21%, Maturing November 8, 2011	1,909,169
SP Newsprint Co.
3,866,667	Term Loan, 5.00%, Maturing January 9, 2010	3,924,667
1,441,667	Term Loan, 7.38%, Maturing January 9, 2010	1,463,292
Sun Media Corp.
1,268,075	Term Loan, 6.42%, Maturing February 7, 2009	1,281,020
Xsys US, Inc.
1,872,229	Term Loan, 7.48%, Maturing December 31, 2012	1,890,016
1,896,271	Term Loan, 7.98%, Maturing December 31, 2013	1,923,767
		$40,009,277
Radio and Television — 6.0%
Adams Outdoor Advertising, L.P.
$1,349,198	Term Loan, 7.09%, Maturing November 18, 2012	$1,368,593
ALM Media Holdings, Inc.
1,110,150	Term Loan, 7.49%, Maturing March 5, 2010	1,117,088
Block Communications, Inc.
847,875	Term Loan, 6.98%, Maturing December 22, 2011	858,473
DirecTV Holdings, LLC
3,896,667	Term Loan, 6.42%, Maturing April 13, 2013	3,934,110
Entravision Communications Corp.
1,318,375	Term Loan, 6.49%, Maturing September 29, 2013	1,329,224
Gray Television, Inc.
1,271,813	Term Loan, 6.49%, Maturing November 22, 2015	1,280,556
HIT Entertainment, Inc.
1,019,875	Term Loan, 7.17%, Maturing March 20, 2012	1,028,544
NEP Supershooters, L.P.
1,916,927	Term Loan, 12.98%, Maturing August 3, 2011	1,907,343

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Radio and Television (continued)
Nexstar Broadcasting, Inc.
$1,822,435	Term Loan, 6.73%, Maturing October 1, 2012	$1,831,547
1,812,726	Term Loan, 6.73%, Maturing October 1, 2012	1,821,789
NextMedia Operating, Inc.
130,115	Term Loan, 6.84%, Maturing November 15, 2012	131,559
292,762	Term Loan, 6.90%, Maturing November 15, 2012	296,010
PanAmSat Corp.
5,065,125	Term Loan, 6.90%, Maturing August 20, 2011	5,129,285
Patriot Media and Communications CNJ, LLC
500,000	Term Loan, 9.85%, Maturing October 6, 2013	511,953
Paxson Communcations Corp.
2,500,000	Term Loan, 8.32%, Maturing January 15, 2012	2,510,938
Rainbow National Services, LLC
2,759,019	Term Loan, 7.56%, Maturing March 31, 2012	2,793,794
Raycom TV Broadcasting, LLC
2,817,666	Term Loan, 6.50%, Maturing August 28, 2013	2,831,754
SFX Entertainment
1,396,500	Term Loan, 7.23%, Maturing June 21, 2013	1,402,610
Susquchana Media Co.
5,197,500	Term Loan, 8.00%, Maturing March 9, 2012	5,207,245
Young Broadcasting, Inc.
729,488	Term Loan, 7.09%, Maturing November 3, 2012	731,084
		$38,023,499
Rail Industries — 0.4%
Railamerica, Inc.
$2,455,139	Term Loan, 7.06%, Maturing September 29, 2011	$2,491,966
206,695	Term Loan, 7.06%, Maturing September 29, 2011	209,796
		$2,701,762
Retailers (Except Food and Drug) — 5.0%
Advance Stores Company, Inc.
$1,503,798	Term Loan, 6.33%, Maturing September 30, 2010	$1,516,957
893,951	Term Loan, 6.44%, Maturing September 30, 2010	901,773
Alimentation Couche-Tard, Inc.
1,200,000	Term Loan, 6.75%, Maturing December 17, 2010	1,215,000
American Achievement Corp.
482,245	Term Loan, 7.34%, Maturing March 25, 2011	484,656
Amscan Holdings, Inc.
1,425,000	Term Loan, 7.77%, Maturing December 23, 2012	1,439,546
Coinmach Laundry Corp.
3,496,469	Term Loan, 7.77%, Maturing December 15, 2012	3,556,930
FTD, Inc.
2,042,380	Term Loan, 7.30%, Maturing February 28, 2011	2,067,273

Principal Amount	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Harbor Freight Tools USA, Inc.
$1,819,601	Term Loan, 6.65%, Maturing July 15, 2010	$1,830,974
Home Interiors & Gifts, Inc.
1,063,814	Term Loan, 9.81%, Maturing March 31, 2011	1,010,624
Josten's Corp.
3,894,799	Term Loan, 7.07%, Maturing October 4, 2010	3,947,379
Mapco Express, Inc.
547,017	Term Loan, 7.69%, Maturing April 28, 2011	555,564
Mauser Werke GMBH & Co. KG
1,175,000	Term Loan, 7.52%, Maturing December 3, 2011	1,182,344
Movie Gallery, Inc.
984,511	Term Loan, 9.98%, Maturing April 27, 2011	912,057
Neiman Marcus Group, Inc.
925,633	Term Loan, 7.34%, Maturing April 5, 2013	939,435
Oriental Trading Co., Inc.
874,814	Term Loan, 7.25%, Maturing August 4, 2010	881,375
Petro Stopping Center, L.P.
531,250	Term Loan, 7.25%, Maturing February 9, 2008	537,891
Rent-A-Center, Inc.
1,974,874	Term Loan, 6.47%, Maturing June 30, 2010	1,996,845
Savers, Inc.
950,901	Term Loan, 8.24%, Maturing August 4, 2009	956,250
1,000,000	Term Loan, 12.99%, Maturing August 4, 2010	1,015,000
Sears Canada, Inc.
900,000	Term Loan, 6.71%, Maturing December 22, 2012	911,250
Stewert Enterprises, Inc.
361,457	Term Loan, 6.68%, Maturing November 19, 2011	364,846
Travelcenters of America, Inc.
3,082,275	Term Loan, 6.62%, Maturing November 30, 2008	3,117,721
		$31,341,690
Steel — 0.1%
Gibraltar Industries, Inc.
$872,813	Term Loan, 6.69%, Maturing December 8, 2010	$879,359
		$879,359
Surface Transport — 0.4%
Horizon Lines, LLC
$933,375	Term Loan, 7.17%, Maturing July 7, 2011	$946,209
Sirva Worldwide, Inc.
1,789,400	Term Loan, 9.50%, Maturing December 1, 2010	1,787,163
		$2,733,372

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Telecommunications — 5.3%
Alaska Communications Systems Holdings, Inc.
$990,000	Term Loan, 6.73%, Maturing February 11, 2012	$1,000,024
Centennial Cellular Operating Co., LLC
4,445,833	Term Loan, 7.21%, Maturing February 9, 2011	4,511,134
Cincinnati Bell, Inc.
646,750	Term Loan, 6.36%, Maturing August 31, 2012	651,803
Consolidated Communications, Inc.
2,563,752	Term Loan, 6.68%, Maturing April 14, 2011	2,594,730
D&E Communications, Inc.
977,289	Term Loan, 6.81%, Maturing December 31, 2011	982,786
Epicor Software Corp.
375,000	Term Loan, 7.77%, Maturing March 30, 2012	378,516
Fairpoint Communications, Inc.
2,980,000	Term Loan, 6.75%, Maturing February 8, 2012	3,001,605
Hawaiian Telcom Communications, Inc.
750,000	Term Loan, 7.23%, Maturing October 31, 2012	757,969
Intelsat, Ltd.
1,741,184	Term Loan, 6.75%, Maturing July 28, 2011	1,758,052
Iowa Telecommunications Services
2,616,000	Term Loan, 6.69%, Maturing November 23, 2011	2,644,886
IPC Acquisition Corp.
450,670	Term Loan, 7.59%, Maturing August 5, 2011	458,106
Madison River Capital, LLC
535,000	Term Loan, 7.26%, Maturing July 31, 2012	541,771
NTelos, Inc.
1,204,750	Term Loan, 7.50%, Maturing February 18, 2011	1,223,122
Qwest Corp.
4,000,000	Term Loan, 9.65%, Maturing June 4, 2007	4,101,668
Stratos Global Corp.
1,050,000	Term Loan, 7.73%, Maturing February 13, 2012	1,063,454
Triton PCS, Inc.
2,759,515	Term Loan, 8.25%, Maturing November 18, 2009	2,783,661
Valor Telecom Enterprise, LLC
2,873,167	Term Loan, 6.75%, Maturing February 14, 2012	2,883,171
Westcom Corp.
747,249	Term Loan, 7.54%, Maturing December 17, 2010	749,117
1,000,000	Term Loan, 11.79%, Maturing May 17, 2011	1,017,500
		$33,103,075
Utilities — 3.8%
Allegheny Energy Supply Co., LLC
$3,150,097	Term Loan, 6.34%, Maturing July 21, 2011	$3,160,268
Astoria Generating Co.
1,000,000	Term Loan, 8.69%, Maturing August 23, 2013	1,021,250

Principal Amount	Borrower/Tranche Description	Value
Utilities (continued)
Cellnet Technology, Inc.
$580,613	Term Loan, 7.89%, Maturing April 26, 2012	$590,047
Cogentrix Delaware Holdings, Inc.
682,859	Term Loan, 6.50%, Maturing April 14, 2012	690,897
Covanta Energy Corp.
988,618	Term Loan, 4.96%, Maturing June 24, 2012	1,004,065
708,445	Term Loan, 7.96%, Maturing June 24, 2012	719,515
725,000	Term Loan, 10.47%, Maturing June 24, 2013	743,125
KGen, LLC
891,000	Term Loan, 7.60%, Maturing August 5, 2011	899,910
La Paloma Generating Co., LLC
308,945	Term Loan, 6.73%, Maturing August 16, 2012	312,614
24,605	Term Loan, 6.73%, Maturing August 16, 2012	24,898
52,459	Term Loan, 6.75%, Maturing August 16, 2012	53,082
Mirant North America, LLC
1,097,250	Term Loan, 6.60%, Maturing January 3, 2013	1,107,733
NRG Energy, Inc.
7,950,000	Term Loan, 6.82%, Maturing February 1, 2013	8,045,511
1,850,000	Term Loan, 6.98%, Maturing February 1, 2013	1,872,257
Pike Electric, Inc.
268,540	Term Loan, 6.38%, Maturing July 1, 2012	272,568
623,922	Term Loan, 6.44%, Maturing July 1, 2012	633,280
Plains Resources, Inc.
1,625,675	Term Loan, 6.25%, Maturing August 12, 2011	1,637,868
Reliant Energy, Inc.
272,892	Term Loan, 7.47%, Maturing December 22, 2010	272,977
Wolf Hollow I L.P.
395,074	Term Loan, 7.19%, Maturing June 22, 2012	399,518
400,000	Term Loan, 7.20%, Maturing June 22, 2012	404,500
		$23,865,883
Total Senior, Floating Rate Interests (identified cost $871,449,082)		$879,774,782
Corporate Bonds & Notes — 15.1%
Principal Amount (000's omitted)	Security	Value
Aerospace and Defense — 0.2%
Argo Tech Corp., Sr. Notes
$840	9.25%, 6/1/11	$889,350
DRS Technologies, Inc., Sr. Sub. Notes
80	7.625%, 2/1/18	82,500

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Aerospace and Defense (continued)
Sequa Corp.
$500	8.875%, 4/1/08	$523,750
		$1,495,600
Air Transport — 0.2%
American Airlines
$750	7.80%, 10/1/06	$752,267
Continental Airlines
510	7.033%, 6/15/11	490,298
Delta Airlines Notes
1,000	7.90%, 12/15/09(3)	257,500
		$1,500,065
Automotive — 0.9%
Altra Industrial Motion, Inc.
$205	9.00%, 12/1/11	$207,050
Commercial Vehicle Group, Inc., Sr. Notes
100	8.00%, 7/1/13	100,500
Ford Motor Credit Co.
200	6.50%, 1/25/07	198,797
715	7.375%, 10/28/09	661,134
340	7.875%, 6/15/10	314,262
Ford Motor Credit Co., Variable Rate
990	7.68%, 11/2/07	972,058
General Motors Acceptance Corp.
240	6.125%, 9/15/06	238,132
195	5.125%, 5/9/08	184,185
100	5.85%, 1/14/09	94,079
40	7.00%, 2/1/12	37,602
290	8.00%, 11/1/31	275,702
Keystone Automotive Operations, Inc., Sr. Sub. Notes
1,320	9.75%, 11/1/13	1,201,200
Metaldyne Corp.
270	10.00%, 11/1/13	261,225
Tenneco Automotive, Inc., Series B
255	10.25%, 7/15/13	283,687
Tenneco Automotive, Inc., Sr. Sub. Notes
255	8.625%, 11/15/14	259,462
Visteon Corp., Sr. Notes
180	8.25%, 8/1/10	162,450
		$5,451,525

Principal Amount (000's omitted)	Security	Value
Brokers / Dealers / Investment Houses — 0.1%
E*Trade Financial Corp., Sr. Notes
$75	8.00%, 6/15/11	$77,812
Residential Capital Corp.
155	6.875%, 6/30/15	157,398
Residential Capital Corp., Sub. Notes, Variable Rate
490	6.898%, 4/17/09(4)	490,094
		$725,304
Building and Development — 0.7%
Coleman Cable, Inc., Sr. Notes
$130	9.875%, 10/1/12	$118,625
Collins & Aikman Floor Cover
300	9.75%, 2/15/10	286,500
General Cable Corp., Sr. Notes
115	9.50%, 11/15/10	124,775
Interface, Inc.
500	10.375%, 2/1/10	550,000
Interline Brands, Inc., Sr. Sub. Notes
487	11.50%, 5/15/11	543,005
MAAX Corp., Sr. Sub. Notes
90	9.75%, 6/15/12	77,850
Mueller Group, Inc. Sr. Sub. Notes
635	10.00%, 5/1/12	698,500
Mueller Holdings, Inc., Disc. Notes
295	14.75%, 4/15/14	244,850
Nortek, Inc., Sr. Sub Notes
465	8.50%, 9/1/14	478,950
NTK Holdings, Inc., Sr. Disc. Notes
225	10.75%, 3/1/14	172,406
Panolam Industries International, Sr. Sub. Notes
290	10.75%, 10/1/13(4)	285,650
RMCC Acquisition Co., Sr. Sub. Notes
745	9.50%, 11/1/12(4)	782,250
Stanley-Martin Co.
80	9.75%, 8/15/15(4)	73,600
		$4,436,961
Business Equipment and Services — 0.5%
Activant Solutions, Inc., Sr. Sub. Notes
$95	9.50%, 5/1/16(4)(5)	$97,137
Affinion Group, Inc.
95	10.125%, 10/15/13(4)	98,562
Affinion Group, Inc., Sr. Sub Notes
135	11.50%, 10/15/15(4)	139,050

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Business Equipment and Services (continued)
Avis Budget Car Rental, LLC, Sr. Notes, Variable Rate
$80	7.576%, 5/15/14(4)	$82,700
Hydrochem Industrial Services, Inc., Sr. Sub Notes
185	9.25%, 2/15/13(4)	184,537
Knowledge Learning Center, Sr. Sub. Notes
160	7.75%, 2/1/15(4)	152,600
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
40	9.875%, 8/15/11	42,100
Safety Products Holdings, Inc., Sr. Notes (PIK)
382	11.75%, 1/1/12	386,427
Sungard Data Systems, Inc., Sr. Notes
400	9.125%, 8/15/13(4)	429,000
Sungard Data Systems, Inc., Sr. Notes, Variable Rate
100	9.431%, 8/15/13(4)	106,500
Sungard Data Systems, Inc., Sr. Sub. Notes
545	10.25%, 8/15/15(4)	588,600
United Rentals North America, Inc.
30	6.50%, 2/15/12	29,550
United Rentals North America, Inc., Sr. Sub. Notes
700	7.00%, 2/15/14	677,250
Xerox Corp.
200	9.75%, 1/15/09	218,500
		$3,232,513
Cable and Satellite Television — 0.5%
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
$730	8.75%, 11/15/13	$719,050
CSC Holdings, Inc., Sr. Notes, Series B
100	7.625%, 4/1/11	102,250
CSC Holdings, Inc., Sr. Sub. Notes
475	10.50%, 5/15/16	502,312
Insight Communications, Sr. Disc. Notes
400	12.25%, 2/15/11	427,500
Kabel Deutschland GMBH
190	10.625%, 7/1/14(4)	206,150
UGS Corp.
1,225	10.00%, 6/1/12	1,344,437
		$3,301,699
Chemicals and Plastics — 1.0%
BCP Crystal Holdings Corp., Sr. Sub. Notes
$312	9.625%, 6/15/14	$344,760
Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B
312	10.50%, 10/1/14	248,040

Principal Amount (000's omitted)	Security	Value
Chemicals and Plastics (continued)
Hexion U.S. Finance / Nova Scotia Finance
$175	9.00%, 7/15/14	$181,562
Huntsman, LLC
272	11.625%, 10/15/10	307,360
Inoes Group Holdings PLC
730	8.50%, 2/15/16(4)	697,150
Lyondell Chemical Co., Sr. Notes
938	10.50%, 6/1/13	1,054,077
Nalco Co., Sr. Notes
605	7.75%, 11/15/11	611,050
Nova Chemicals Corp., Senior Notes, Variable Rate
195	7.561%, 11/15/13	195,975
OM Group, Inc.
1,765	9.25%, 12/15/11	1,831,187
Polyone Corp., Sr. Notes
435	10.625%, 5/15/10	471,975
60	8.875%, 5/1/12	61,200
PQ Corp.
80	7.75%, 2/15/13(4)	76,400
Solo Cup Co., Sr. Sub. Notes
405	8.50%, 2/15/14	386,775
		$6,467,511
Clothing / Textiles — 0.4%
Levi Strauss & Co., Sr. Notes
$830	12.25%, 12/15/12	$942,050
Levi Strauss & Co., Sr. Notes, Variable Rate
380	9.74%, 4/1/12	397,575
Oxford Industries, Inc., Sr. Notes
640	8.875%, 6/1/11	664,000
Perry Ellis International, Inc., Sr. Sub. Notes
185	8.875%, 9/15/13	186,850
Phillips Van-Heusen, Sr. Notes
155	7.25%, 2/15/11	156,550
Quiksilver, Inc.
140	6.875%, 4/15/15	135,800
Russell Corp.
220	9.25%, 5/1/10	231,000
		$2,713,825
Conglomerates — 0.1%
Amsted Industries, Inc., Sr. Notes
$615	10.25%, 10/15/11(4)	$673,425

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Conglomerates (continued)
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
$160	7.491%, 6/15/12	$163,600
		$837,025
Containers and Glass Products — 0.2%
Intertape Polymer US, Inc., Sr. Sub. Notes
$315	8.50%, 8/1/14	$316,575
Pliant Corp. (PIK)
900	11.625%, 6/15/09(4)(5)	982,459
		$1,299,034
Cosmetics / Toiletries — 0.1%
Samsonite Corp., Sr. Sub. Notes
$225	8.875%, 6/1/11	$239,625
WH Holdings Ltd./WH Capital Corp., Sr. Notes
105	9.50%, 4/1/11	112,875
		$352,500
Ecological Services and Equipment — 0.1%
Aleris International, Inc.
$240	10.375%, 10/15/10	$264,600
213	9.00%, 11/15/14	223,650
Waste Services, Inc., Sr. Sub Notes
390	9.50%, 4/15/14	405,600
		$893,850
Electronics / Electrical — 0.1%
Advanced Micro Devices, Inc., Sr. Notes
$207	7.75%, 11/1/12	$217,350
Amkor Technologies, Inc., Sr. Notes
5	7.125%, 3/15/11	4,775
55	7.75%, 5/15/13	52,731
CPI Holdco, Inc., Sr. Notes, Variable Rate
95	10.561%, 2/1/15	98,800
Solectron Global Financial Ltd., Sr. Sub. Notes
60	8.00%, 3/15/16(4)	61,050
		$434,706
Equipment Leasing — 0.2%
The Hertz Corp., Sr. Notes
$685	8.875%, 1/1/14(4)	$731,237
The Hertz Corp., Sr. Sub Notes
295	10.50%, 1/1/16(4)	327,819
		$1,059,056

Principal Amount (000's omitted)	Security	Value
Financial Intermediaries — 1.6%
Alzette, Variable Rate
$750	8.636%, 12/15/20(4)	$767,344
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	6.73%, 2/24/19(4)	763,222
Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,000	7.018%, 4/15/19(4)	1,007,630
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	7.118%, 1/15/19(4)	1,010,920
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,000	7.19%, 8/11/16(4)	1,000,000
Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	10.36%, 3/8/17	1,035,420
Centurion CDO 9 Ltd., Series 2005-9A
750	9.35%, 7/17/19	756,420
Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
1,500	7.21%, 7/30/16(4)	1,534,950
First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	6.94%, 7/27/16(4)	1,000,000
Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,000	6.98%, 3/21/17(4)	1,005,250
		$9,881,156
Food Products — 0.5%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes
$495	11.50%, 11/1/11	$415,800
Nutro Products, Inc., Sr. Notes, Variable Rate
80	9.23%, 10/15/13(4)	82,000
Nutro Products, Inc., Sr. Sub. Notes
120	10.75%, 4/15/14(4)	124,800
Pierre Foods, Inc., Sr. Sub. Notes
320	9.875%, 7/15/12	334,000
Pinnacle Foods Holdings Corp., Sr. Sub. Notes
2,215	8.25%, 12/1/13	2,231,612
United Agricultural Products, Sr. Notes
86	8.25%, 12/15/11	90,300
		$3,278,512
Food Service — 0.1%
EPL Finance Corp., Sr. Notes
$260	11.75%, 11/15/13(4)	$270,400
NPC International, Inc., Sr. Sub. Notes
170	9.50%, 5/1/14(4)	172,550
		$442,950

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Food / Drug Retailers — 0.2%
General Nutrition Centers, Inc.
$100	8.625%, 1/15/11	$103,000
Jean Coutu Group (PJC), Inc., Sr. Sub. Notes
80	8.50%, 8/1/14	75,400
Rite Aid Corp.
345	7.125%, 1/15/07	347,587
500	6.125%, 12/15/08(4)	491,250
190	8.125%, 5/1/10	195,225
		$1,212,462
Forest Products — 0.4%
Abitibi-Consolidated, Inc.
$175	6.95%, 4/1/08	$175,875
Georgia-Pacific Corp.
65	9.50%, 12/1/11	71,662
JSG Funding PLC, Sr. Notes
325	9.625%, 10/1/12	344,500
NewPage Corp.
525	10.00%, 5/1/12	565,031
NewPage Corp., Variable Rate
175	10.93%, 5/1/12	192,500
Stone Container Corp., Sr. Notes
820	9.25%, 2/1/08	850,750
Stone Container Finance Canada
690	7.375%, 7/15/14	638,250
		$2,838,568
Healthcare — 1.0%
Accellent, Inc.
$435	10.50%, 12/1/13	$469,800
AMR HoldCo, Inc., Sr. Sub. Notes
295	10.00%, 2/15/15	317,125
CDRV Investors, Inc., Sr. Disc. Notes
40	9.625%, 1/1/15	28,500
Encore Medical IHC, Inc.
280	9.75%, 10/1/12	286,300
Inverness Medical Innovations, Inc., Sr. Sub. Notes
1,565	8.75%, 2/15/12	1,549,350
Multiplan, Inc., Sr. Sub. Notes
245	10.375%, 4/15/16(4)	250,206
National Mentor, Inc.
225	9.625%, 12/1/12	255,375
Res-Care, Inc., Sr. Notes
195	7.75%, 10/15/13	196,950

Principal Amount (000's omitted)	Security	Value
Healthcare (continued)
Service Corp. International, Sr. Notes
$400	7.50%, 6/15/17(4)	$394,000
Tenet Healthcare Corp., Sr. Notes
280	6.50%, 6/1/12	258,300
540	9.50%, 2/1/15(4)	552,150
US Oncology, Inc.
220	9.00%, 8/15/12	234,300
425	10.75%, 8/15/14	477,594
Vanguard Health Holding Co. II, LLC, Sr. Sub. Notes
310	9.00%, 10/1/14	321,625
Ventas Realty LP/ Ventas Capital Corp.
140	7.125%, 6/1/15	142,450
VWR International, Inc., Sr. Sub. Notes
515	8.00%, 4/15/14	517,575
		$6,251,600
Home Furnishings — 0.1%
Fedders North America, Inc.
$240	9.875%, 3/1/14	$202,800
Steinway Musical Instruments, Sr. Notes
160	7.00%, 3/1/14(4)	159,600
		$362,400
Industrial Equipment — 0.4%
Case New Holland, Inc., Sr. Notes
$200	9.25%, 8/1/11	$213,500
590	7.125%, 3/1/14(4)	582,625
Chart Industries, Inc., Sr. Sub. Notes
195	9.125%, 10/15/15(4)	201,825
Milacron Escrow Corp.
355	11.50%, 5/15/11	339,912
Thermadyne Holdings Corp., Sr. Sub. Notes
1,345	9.25%, 2/1/14	1,237,400
		$2,575,262
Leisure Goods / Activities / Movies — 0.5%
AMC Entertainment, Inc., Sr. Sub. Notes
$410	9.875%, 2/1/12	$416,150
AMC Entertainment, Inc., Variable Rate
60	8.999%, 8/15/10	62,250
HRP Myrtle Beach Operations, LLC / HRP Myrtle Beach Capital Corp.
195	12.50%, 4/1/13(4)	196,950
HRP Myrtle Beach Operations, LLC / HRP Myrtle Beach Capital Corp., Variable Rate
325	9.818%, 4/1/12(4)	328,250

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Leisure Goods / Activities / Movies (continued)
Marquee Holdings, Inc., Sr. Disc. Notes
$590	12.00%, 8/15/14	$429,225
Six Flags Theme Parks, Inc., Sr. Notes
505	8.875%, 2/1/10	508,787
375	9.625%, 6/1/14	381,562
Universal City Development Partners, Sr. Notes
245	11.75%, 4/1/10	271,031
Universal City Florida Holding, Sr. Notes, Variable Rate
440	9.43%, 5/1/10	455,400
		$3,049,605
Lodging and Casinos — 0.9%
CCM Merger, Inc.
$150	8.00%, 8/1/13(4)	$146,250
Chukchansi EDA, Sr. Notes, Variable Rate
280	8.06%, 11/15/12(4)	290,500
Felcor Lodging L.P., Sr. Notes, Variable Rate
140	8.83%, 6/1/11	145,950
Galaxy Entertainment Finance
100	9.875%, 12/15/12(4)	104,000
Greektown Holdings, LLC, Sr. Notes
200	10.75%, 12/1/13(4)	211,000
Host Marriot L.P., Series O
30	6.375%, 3/15/15	29,175
Inn of the Mountain Gods, Sr. Notes
525	12.00%, 11/15/10	570,938
Kerzner International, Sr. Sub Notes
1,130	6.75%, 10/1/15	1,178,025
Majestic Star Casino, LLC
190	9.50%, 10/15/10	203,300
245	9.75%, 1/15/11(4)	252,350
Meristar Hospitality Corp.
165	9.00%, 1/15/08	175,106
125	9.125%, 1/15/11	144,375
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
95	8.00%, 4/1/12	99,275
OED Corp./Diamond Jo, LLC
375	8.75%, 4/15/12	376,875
San Pasqual Casino
305	8.00%, 9/15/13(4)	309,575
Trump Entertainment Resorts, Inc.
840	8.50%, 6/1/15	831,600
Tunica-Biloxi Gaming Authority, Sr. Notes
240	9.00%, 11/15/15(4)	250,800

Principal Amount (000's omitted)	Security	Value
Lodging and Casinos (continued)
Waterford Gaming, LLC, Sr. Notes
$38	8.625%, 9/15/12(4)	$40,090
Wynn Las Vegas, LLC / Corp.
105	6.625%, 12/1/14	102,638
		$5,461,822
Nonferrous Metals / Minerals — 0.1%
Alpha Natural Resources, Sr. Notes
$135	10.00%, 6/1/12	$148,500
Novelis, Inc., Sr. Notes
345	7.75%, 2/15/15(4)	336,375
		$484,875
Oil and Gas — 0.5%
Allis-Chalmers Energy, Inc., Sr. Notes
$270	9.00%, 1/15/14(4)	$278,100
Aventine Renewable Energy, Variable Rate
100	10.91%, 12/15/11(4)	105,500
Clayton Williams Energy, Inc.
115	7.75%, 8/1/13	108,963
Copano Energy, LLC
70	8.125%, 3/1/16(4)	72,275
El Paso Corp.
225	9.625%, 5/15/12(4)	249,750
El Paso Production Holding Co.
50	7.75%, 6/1/13	51,813
Encore Acquisition Co., Sr. Sub Notes
195	7.25%, 12/1/17	194,269
Giant Industries
225	8.00%, 5/15/14	232,313
Ocean Rig Norway AS, Sr. Notes
100	8.375%, 7/1/13(4)	106,000
Parker Drilling Co., Sr. Notes
100	9.625%, 10/1/13	111,000
Petrobras International Finance Co.
50	7.75%, 9/15/14	54,150
Semgroup L.P., Sr. Notes
260	8.75%, 11/15/15(4)	266,500
Transmontaigne, Inc., Sr. Sub. Notes
175	9.125%, 6/1/10	189,000
United Refining Co., Sr. Notes
410	10.50%, 8/15/12	430,500
VeraSun Energy Corp.
305	9.875%, 12/15/12(4)	326,350

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Oil and Gas (continued)
Williams Cos., Inc. (The)
$80	8.75%, 3/15/32	$92,600
		$2,869,083
Publishing — 0.5%
American Media Operations, Inc., Series B
$630	10.25%, 5/1/09	$593,775
CBD Media, Inc., Sr. Sub. Notes
125	8.625%, 6/1/11	127,500
Dex Media West, LLC, Sr. Sub. Notes
87	9.875%, 8/15/13	96,244
Houghton Mifflin Co., Sr. Sub. Notes
1,245	9.875%, 2/1/13	1,338,375
MediaNews Group, Inc., Sr. Sub. Notes
40	6.875%, 10/1/13	36,800
R.H. Donnelley Corp., Sr. Disc. Notes
210	6.875%, 1/15/13(4)	196,350
380	6.875%, 1/15/13(4)	355,300
R.H. Donnelley Corp., Sr. Notes
590	8.875%, 1/15/16(4)	609,913
		$3,354,257
Radio and Television — 0.5%
Advanstar Communications, Inc.
$1,000	10.75%, 8/15/10	$1,090,000
CanWest Media, Inc.
464	8.00%, 9/15/12	472,480
LBI Media, Inc.
165	10.125%, 7/15/12	178,200
Nexstar Finance Holdings, LLC, Inc., Sr. Disc. Notes
95	11.375%, 4/1/13	79,325
Rainbow National Services, LLC, Sr. Notes
180	8.75%, 9/1/12(4)	193,050
Rainbow National Services, LLC, Sr. Sub. Debs.
645	10.375%, 9/1/14(4)	727,238
Sirius Satellite Radio, Sr. Notes
390	9.625%, 8/1/13	383,175
XM Satellite Radio, Inc., Sr. Notes
195	9.75%, 5/1/14(4)	196,950
		$3,320,418
Rail Industries — 0.0%
TFM SA de C.V., Sr. Notes
$85	12.50%, 6/15/12	$94,563
		$94,563

Principal Amount (000's omitted)	Security	Value
Retailers (Except Food and Drug) — 0.6%
Affinity Group, Inc., Sr. Sub. Notes
$1,190	9.00%, 2/15/12	$1,201,900
Autonation, Inc., Variable Rate
135	7.045%, 4/15/13(4)	138,038
GSC Holdings Corp.
1,055	8.00%, 10/1/12(4)	1,061,594
GSC Holdings Corp., Variable Rate
365	8.865%, 10/1/11(4)	378,231
Neiman Marcus Group, Inc., Sr. Notes
485	9.00%, 10/15/15(4)	517,738
Neiman Marcus Group, Inc., Sr. Sub. Notes
190	10.375%, 10/15/15(4)	204,250
		$3,501,751
Steel — 0.1%
Ispat Inland ULC, Sr. Notes
$199	9.75%, 4/1/14	$224,190
RathGibson, Inc., Sr. Notes
430	11.25%, 2/15/14(4)	463,325
		$687,515
Surface Transport — 0.1%
Horizon Lines, LLC
$217	9.00%, 11/1/12	$227,036
Quality Distribution LLC / QD Capital Corp., Variable Rate
130	9.568%, 1/15/12	130,325
		$357,361
Telecommunications — 1.6%
AirGate PCS, Inc., Variable Rate
$105	8.825%, 10/15/11	$109,069
Alamosa Delaware, Inc., Sr. Notes
515	11.00%, 7/31/10	572,294
Centennial Cellular Operating Co., Sr. Notes
205	10.125%, 6/15/13	225,244
Digicel Ltd., Sr. Notes
200	9.25%, 9/1/12(4)	212,500
Inmarsat Finance PLC
269	7.625%, 6/30/12	277,070
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
485	9.614%, 1/15/12	494,700
Intelsat Ltd., Sr. Notes
1,125	5.25%, 11/1/08	1,088,438

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Telecommunications (continued)
IWO Holdings, Inc.
$200	10.75%, 1/15/15	$151,500
LCI International, Inc., Sr. Notes
345	7.25%, 6/15/07	348,450
New Skies Satellites NV, Sr. Notes
485	9.125%, 11/1/12	525,013
New Skies Satellites NV, Sr. Notes, Variable Rate
195	9.573%, 11/1/11	201,825
Qwest Communications International, Inc.
95	7.25%, 2/15/11	96,069
690	7.50%, 2/15/14	698,625
Qwest Communications International, Inc., Sr. Notes
15	7.50%, 11/1/08	15,038
Qwest Corp., Sr. Notes
140	7.625%, 6/15/15	146,300
Qwest Corp., Sr. Notes, Variable Rate
985	8.16%, 6/15/13	1,077,344
Rogers Wireless, Inc., Sr. Sub. Notes
40	8.00%, 12/15/12	42,200
Rogers Wireless, Inc., Variable Rate
1,453	8.035%, 12/15/10	1,503,855
Rural Cellular Corp., Variable Rate
2,000	9.41%, 3/15/10	2,052,500
UbiquiTel Operating Co., Sr. Notes
395	9.875%, 3/1/11	435,488
		$10,273,522
Utilities — 0.1%
Dynegy Holdings, Inc.
$195	8.375%, 5/1/16(4)	$195,000
Dynegy Holdings, Inc. Debs.
390	7.625%, 10/15/26	354,900
Mirant North America, LLC, Sr. Notes
90	7.375%, 12/31/13(4)	90,788
Mission Energy Holding Co.
215	13.50%, 7/15/08	245,369
NRG Energy, Inc., Sr. Notes
75	7.375%, 2/1/16	75,844
		$961,901
Total Corporate Bonds & Notes (identified cost $94,174,601)		$95,460,757

Convertible Bonds — 0.1%
Shares/Rights	Security	Value
Aerospace and Defense — 0.0%
310,000	L-3 Communications Corp.(4)	$310,000
		$310,000
Electronics / Electrical — 0.1%
105,000	Amkor Technologies, Inc.	$105,525
405,000	Nortel Networks Ltd.	385,762
		$491,287
Total Convertible Bonds (identified cost, $803,874)		$801,287
Common Stocks — 0.1%
Shares	Security	Value
Lodging and Casinos — 0.1%
32,742	Trump Entertainment Resorts, Inc.(6)	$622,753
		$622,753
Telecommunications — 0.0%
98	Crown Castle International Corp.(6)	$3,297
		$3,297
Total Common Stocks (identified cost, $406,724)		$626,050
Convertible Preferred Stocks — 0.0%
Shares	Security	Value
Oil & Gas — 0.0%
1,007	Chesapeake Energy Corp., 4.50%	$95,665
		$95,665
Telecommunications — 0.0%
934	Crown Castle International Corp., (PIK), 6.25%	$51,603
		$51,603
Total Convertible Preferred Stocks (identified cost, $142,317)		$147,268

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Closed-End Investment Companies — 3.6%
Shares	Security	Value
87,500	Citigroup Investments Corporate Loan Fund, Inc.	$1,148,875
125,000	First Trust / Four Corners Senior Floating Rate Income Fund II	2,196,250
20,000	Floating Rate Income Strategies Fund II, Inc.	348,000
25,000	Floating Rate Income Strategies Fund, Inc.	435,250
895,800	ING Prime Rate Trust	6,216,852
130,000	Pioneer Floating Rate Trust	2,398,500
1,197,000	Van Kampen Senior Income Trust	9,576,000
Total Closed-End Investment Companies (identified cost, $23,835,934)		$22,319,727
Miscellaneous — 0.0%
Shares	Security	Value
Lodging and Casinos — 0.0%
535,000	Trump Atlantic City(5)(6)	$20,598
Total Miscellaneous (identified cost, $0)		$20,598
Commercial Paper — 1.0%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$5,980,000	05/01/06	General Electric Capital Corp.	4.84%	$5,980,000
Total Commercial Paper
(at amortized cost, $5,980,000)				$5,980,000

Time Deposit — 0.3%
Principal Amount	Maturity Date	Borrower	Rate	Amount
$2,000,000	05/01/06	Investors Bank and Trust Company Time Deposit	4.86%	$2,000,000
Total Time Deposit (at amortized cost, $2,000,000)				$2,000,000
Gross Investments — 159.5% (identified cost $998,792,532)				$1,007,130,469
Less Unfunded Loan Commitments — (0.7)%				$(4,358,939)
Net Investments — 158.8% (identified cost $994,433,593)				$1,002,771,530
Other Assets, Less Liabilities — 3.7%				$23,421,332
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.5)%				$(394,587,175)
Net Assets Applicable to Common Shares — 100.0%				$631,605,687

PIK - Payment In Kind.

REIT - Real Estate Investment Trust

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments. See Note 1E for description.

(3)  Security is in default and making only partial interest payments.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $28,357,573 or 4.5% of the net assets.

(5)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)  Non-income producing security.

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value (identified cost, $994,433,593)	$1,002,771,530
Cash	2,026,227
Receivable for investments sold	14,627,964
Receivable for open swap contracts	92,179
Dividends and interest receivable	9,374,552
Prepaid expenses	82,803
Total assets	$1,028,975,255
Liabilities
Payable for investments purchased	$2,090,621
Payable to affiliate for investment advisory fees	463,923
Payable to affiliate for Trustees' fees	1,882
Accrued expenses	225,967
Total liabilities	$2,782,393
Auction preferred shares (15,760 shares outstanding) at liquidation value plus cumulative unpaid dividends	394,587,175
Net assets applicable to common shares	$631,605,687
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 33,488,490 shares issued and outstanding	$334,885
Additional paid-in capital	634,454,573
Accumulated net realized loss (computed on the basis of identified cost)	(12,002,175)
Accumulated undistributed net investment income	508,659
Net unrealized appreciation (computed on the basis of identified cost)	8,309,745
Net assets applicable to common shares	$631,605,687
Net Asset Value Per Common Share
($631,605,687 ÷ 33,488,490 common shares issued and outstanding)	$18.86

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest	$35,061,677
Dividends	900,284
Total investment income	$35,961,961
Expenses
Investment adviser fee	$3,807,665
Trustees' fees and expenses	11,197
Preferred shares remarketing agent fee	488,452
Custodian fee	148,520
Legal and accounting services	75,375
Printing and postage	46,777
Transfer and dividend disbursing agent fees	29,635
Miscellaneous	66,564
Total expenses	$4,674,185
Deduct — Reduction of custodian fee	$4,543
Reduction of Investment Adviser fee	1,015,377
Total expense reductions	$1,019,920
Net expenses	$3,654,265
Net investment income	$32,307,696
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(323,640)
Swap contracts	74,117
Net realized loss	$(249,523)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$4,396,512
Swap contracts	166,039
Net change in unrealized appreciation (depreciation)	$4,562,551
Net realized and unrealized gain	$4,313,028
Distributions to preferred shareholders from net investment income	$(8,488,982)
Net increase in net assets from operations	$28,131,742

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$32,307,696	$51,783,172
Net realized loss from investment transactions and swaps contracts	(249,523)	(3,513,146)
Net change in unrealized appreciation (depreciation) from investments and swaps contracts	4,562,551	(2,874,835)
Distributions to preferred shareholders From net investment income	(8,488,982)	(11,840,232)
Net increase in net assets from operations	$28,131,742	$33,554,959
Distributions to common shareholders — From net investment income	$(24,111,713)	$(41,162,227)
Total distributions to common shareholders	$(24,111,713)	$(41,162,227)
Capital share transactions — Reinvestment of distributions to common shareholders	$—	$1,608,927
Net increase in net assets from capital share transactions	$—	$1,608,927
Net increase (decrease) in net assets	$4,020,029	$(5,998,341)
Net Assets Applicable to Common Shares
At beginning of period	$627,585,658	$633,583,999
At end of period	$631,605,687	$627,585,658
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$508,659	$801,658

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2006	Year Ended October 31,
	(Unaudited)(1)	2005(1)	2004(1)(2)
Net asset value — Beginning of period (Common shares)	$18.740	$18.970	$19.100	(3)
Income (loss) from operations
Net investment income	$0.965	$1.547	$0.968
Net realized and unrealized gain (loss)	0.128	(0.193)	0.080
Distributions to preferred shareholders from net investment income	(0.253)	(0.354)	(0.132)
Total income from operations	$0.840	$1.000	$0.916
Less distributions to common shareholders
From net investment income	$(0.720)	$(1.230)	$(0.900)
Total distributions to common shareholders	$(0.720)	$(1.230)	$(0.900)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$(0.027)
Preferred Shares underwriting discounts	$—	$—	$(0.119)
Net asset value — End of period (Common shares)	$18.860	$18.740	$18.970
Market value — End of period (Common shares)	$17.650	$17.210	$19.940
Total Investment Return on Net Asset Value(5)	4.80%	5.57%	4.13	%(4)
Total Investment Return on Market Value(5)	6.79%	(7.77)%	9.45	%(4)

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$631,606		$627,586	$633,584
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.17	%(7)	1.16%	1.08	%(7)
Net expenses after custodian fee reduction(6)	1.17	%(7)	1.16%	1.08	%(7)
Net investment income(6)	10.34	%(7)	8.18%	5.51	%(7)
Portfolio Turnover	25%		64%	95%

†  The operating expenses of the Trust reflect a reduction of the investment advisor fee and/or a reimbursement of expenses by the Advisor. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.50	%(7)	1.49%	1.38	%(7)
Expenses after custodian fee reduction(6)	1.50	%(7)	1.49%	1.38	%(7)
Net investment income(6)	10.01	%(7)	7.85%	5.21	%(7)
Net investment income per share	$0.942		$1.486	$0.914

††  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.72	%(7)	0.72%	0.71	%(7)
Net expenses after custodian fee reduction	0.72	%(7)	0.72%	0.71	%(7)
Net investment income	6.36	%(7)	5.04%	3.63	%(7)

†  The operating expenses of the Trust reflect a reduction of the investment advisor fee and/or a reimbursement of expenses by the Advisor. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.92	%(7)	0.92%	0.91	%(7)
Expenses after custodian fee reduction	0.92	%(7)	0.92%	0.91	%(7)
Net investment income	6.16	%(7)	4.84%	3.43	%(7)
Senior Securities:
Total preferred shares outstanding	15,760		15,760	15,760
Asset coverage per preferred share(8)	$65,114		$64,853	$65,223
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 28, 2003, to October 31, 2004.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(4)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported.

(5)  Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Floating-Rate Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Trust, which was organized as a Massachusetts business trust on August 5, 2003, seeks to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income. The Trust pursues its objectives by investing primarily in senior, secured floating rate loans (Senior Loans). The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Trust's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Trust's investment adviser, Eaton Vance Management (EVM), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Non-loan portfolio holdings (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value (unless the Trust deems that such event would materially affect its net asset value in which

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

case an adjustment would be made and reflected in such computation). The Trust may rely on an independent fair valuation service in making any such adjustment.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2005, the Trust, for federal income tax purposes, had a capital loss carryover of $10,668,031 which will reduce the Trust's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2012 ($5,860,075) and October 31, 2013 ($4,807,956).

D  Investment Transactions — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of Identified Cost. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

E  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Offering Costs — Costs incurred by the Trust in connection with the offering of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses in the Statements of Operations.

H  Written Options — Upon the writing of a call or a put option, an amount equal to the premium received by the Trust is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Trust's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Trust. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Trust is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Trust's policies on investment valuations discussed above. If an option which the Trust has purchased expires on the stipulated expiration date, the Trust will realize a loss in the amount of the cost of the option. If the Trust enters into a closing sale transaction, the Trust will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Trust exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Trust exercises a call option, the cost of the security which the Trust purchases upon exercise will be increased by the premium originally paid.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Trust is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Trust (margin

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Trust.

If the Trust enters into a closing transaction, the Trust will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Trust's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

K  Reverse Repurchase Agreements — The Trust may enter into reverse repurchase agreements. Under such an agreement, the Trust temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Trust agrees to repurchase the security at an agreed-upon price and time in the future. The Trust may enter into reverse repurchase agreements for temporary purposes, such as to trust withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Trust's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Trust. The securities underlying such agreements continue to be treated as owned by the Trust and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Trust under reverse repurchase agreements is accrued daily.

L  Total Return Swaps — The Trust may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Trust makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Trust receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Trust is exposed to credit loss in the event of nonperformance by the swap counterparty. However, the Trust does not anticipate nonperformance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

M  Credit Default Swaps — The Trust may enter into credit default swap contracts for risk management purposes, including diversification. When the Trust is the buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefit from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the swap. The Trust will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the counterparty may be unable to fulfill the transaction.

N  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

O  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

P  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust's management reflects all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued 3,940 shares of Auction Preferred Shares (APS) Series A, 3,940 shares of Auction Preferred Shares (APS) Series B, 3,940 shares of Auction Preferred Shares (APS) Series C, and 3,940 shares of Auction Preferred Shares (APS) Series D on January 26, 2004 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 28 days thereafter by an auction. Dividend rates ranged from 3.84% to 4.74% for Series A shares, 3.84% to 4.74% for Series B shares, 4.00% to 4.70% for Series C shares, and 4.02% to 4.80% for Series D shares.

The APS are redeemable at the option of the Trust, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the Investment Company Act of 1940. The Trust pays an annual fee equivalent to 0.25% of the APS liquidation value for the remarketing efforts associated with the preferred auctions.

3  Distribution to Shareholders

The Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute net capital gain, if any. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally twenty-eight days. The applicable dividend rate for the APS on April 30, 2006 was 4.60%, 4.60%, 4.70%, and 4.80%, for Series A, Series B, Series C, and Series D Shares, respectively. For the six months ended April 30, 2006, the Trust paid dividends to APS amounting to $2,103,355, $2,111,680, $2,133,815 and $2,140,132 for Series A, Series B, Series C, and Series D Shares, respectively, representing an average APS dividend rate for such period of 4.243%, 4.265%, 4.367%, and 4.372%, respectively.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principals generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the method for amortizing premiums.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at an annual rate of 0.75% of the average daily gross assets of the Trust, was earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Trust. For the six months ended April 30, 2006, the fee was equivalent to 0.75% (annualized) of the Trust's average daily gross assets for such period and amounted to $3,807,665.

In addition, the Adviser has contractually agreed to reimburse the Trust for fees and other expenses in the amount of 0.20% (annualized) of the average daily gross assets of the Trust for the first five full years of the Trust's operations, 0.15% (annualized) of average weekly gross assets in year 6, 0.10% (annualized) in year 7 and 0.05% (annualized) in year 8. For the six months ended April 30, 2006 the Investment Adviser waived $1,015,377 of its advisory fee.

Certain officers and Trustees of the Trust are officers of the above organization.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $266,653,040 and $247,516,254 respectively, for the six months ended April 30, 2006.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Common Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Issued to shareholders electing to receive payments of distributions in Fund shares	—	84,520
Net increase	—	84,520

7  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of investments owned by the Trust at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$995,373,474
Gross unrealized appreciation	$11,043,228
Gross unrealized depreciation	(3,645,172)
Net unrealized appreciation	$7,398,056

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, financial futures and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial insturnments at April 30, 2006 is as follows:

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
$2,000,000	9/20/2008	Agreement with Credit Suisse/ First Boston dated 1/9/2004 whereby the Trust will receive 2.45% per year times the notional amount. The Trust makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.128% of the notional value of the swap).	$(22,925)
$2,000,000	9/20/2008	Agreement with Credit Suisse/ First Boston dated 1/27/2004 whereby the Trust will receive 2.45% per year times the notional amount. The Trust makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.128% of the notional value of the swap).	$(18,744)
$2,000,000	3/20/2010	Agreement with Lehman Brothers
dated 3/15/2005 whereby the
Trust will receive 2.20% per year
times the notional amount. The
Trust makes a payment of the
notional amount only upon a
default event on the reference
entity, a Revolving Credit Agreement
		issued by Inergy, L.P.	$ 13,477

At April 30, 2006, the Trust had sufficient cash and/or securities segregated to cover potential obligations arising from open swap contracts.

Eaton Vance Senior Floating-Rate Trust

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC, Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC, Inc., at 1-800-331-1710.

Eaton Vance Senior Floating-Rate Trust

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

  Eaton Vance Senior Floating-Rate Trust
c/o PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2006, our records indicate that there are 13 registered shareholders and approximately 23,993, shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

  Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFR.

Eaton Vance Senior Floating-Rate Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance Senior Floating-Rate Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement between the Senior Floating-Rate Trust (the "Fund"), and Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating-rate loans. Specifically, the Board noted the experience of the Adviser's 29 bank loan investment professionals and other personnel who provide services to the Fund, including four portfolio managers and 15 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the year ended September 30, 2005 for the Fund. The Board noted that the Fund's performance relative to its peers is affected by management's focus

Eaton Vance Senior Floating-Rate Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

on preserving capital as a secondary investment objective of the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the adviser's profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Senior Floating-Rate Trust

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust Jr.
President
James B. Hawkes
Vice President and Trustee
Scott H. Page
Vice President
Craig Russ
Vice President
Payson F. Swaffield
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Eaton Vance Senior Floating-Rate Trust

NOTICE TO SHAREHOLDERS

In approximately 60 days, the Senior Floating-Rate Trust (the "Fund") intends to implement certain investment policy changes recently approved by the Fund's Board of Trustees. Specifically, the Board recently authorized the Fund to invest in foreign senior floating-rate loans ("Senior Loans") denominated in euros, British pounds, Swiss francs, and Canadian dollars (each an "Authorized Foreign Currency").

As a general matter, the Fund currently has the authority to invest its net assets in U.S. dollar denominated foreign Senior Loans. Under the new policy, the Fund may also invest up to 15% of its net assets in foreign Senior Loans denominated in an Authorized Foreign Currency. For all foreign Senior Loan investments denominated in an Authorized Foreign Currency, Eaton Vance currently intends to hedge against foreign currency fluctuations through the use of currency exchange contracts and other appropriate permitted hedging strategies.

The foregoing policy changes provide a number of important benefits to the Fund. Allowing the Fund to invest in foreign Senior Loans denominated in an Authorized Foreign Currency increases the Fund's investment universe, opens up new investment markets with similar risk/return characteristics, and allows for greater overall portfolio diversity.

In short, Eaton Vance Management believes allowing the Fund to invest in foreign Senior Loans denominated in an Authorized Foreign Currency provides significant benefits without materially increasing the Fund's overall risk profile.

To fully implement the foregoing policy changes, the Fund must also modify its current "80% policy," which requires the Fund to invest at least 80% of its total assets in interests in Senior Loans of domestic or foreign borrowers (so long as foreign loans are U.S. dollar-denominated and payments of interest and repayments of principal are required to be made in U.S. dollars). This policy may only be changed upon 60 days advance notice to shareholders. Accordingly, on or around September 1, 2006, the 80% policy will be changed to include, in addition to U.S. dollar denominated foreign Senior Loans, foreign Senior Loans denominated in an Authorized Foreign Currency making payments in such Authorized Foreign Currency.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Senior Floating-Rate Trust
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Senior Floating-Rate Trust
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 43027
Providence, RI 02940-3027
(800) 331-1710

Eaton Vance Senior Floating-Rate Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

2025-6/06  CE-FLRTSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	June 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 16, 2006

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	June 16, 2006